UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Conservative Fund
Class A [PACAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$49	0.98%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$568,912,500
Total Number of Portfolio Holdings*	2,051
Portfolio Turnover Rate	141%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSA-0525

Putnam Dynamic Asset Allocation Conservative Fund
Class C [PACCX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$86	1.73%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$568,912,500
Total Number of Portfolio Holdings*	2,051
Portfolio Turnover Rate	141%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSC-0525

Putnam Dynamic Asset Allocation Conservative Fund
Class P
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class P	$30	0.61%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$568,912,500
Total Number of Portfolio Holdings*	2,051
Portfolio Turnover Rate	141%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSP-0525

Putnam Dynamic Asset Allocation Conservative Fund
Class R [PACRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$61	1.23%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$568,912,500
Total Number of Portfolio Holdings*	2,051
Portfolio Turnover Rate	141%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSR-0525

Putnam Dynamic Asset Allocation Conservative Fund
Class R5 [PACDX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$36	0.72%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$568,912,500
Total Number of Portfolio Holdings*	2,051
Portfolio Turnover Rate	141%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSR5-0525

Putnam Dynamic Asset Allocation Conservative Fund
Class R6 [PCCEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$32	0.65%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$568,912,500
Total Number of Portfolio Holdings*	2,051
Portfolio Turnover Rate	141%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSR6-0525

Putnam Dynamic Asset Allocation Conservative Fund
Class Y [PACYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Conservative Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$36	0.73%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$568,912,500
Total Number of Portfolio Holdings*	2,051
Portfolio Turnover Rate	141%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Conservative Fund	PAGE 1	38957-STSY-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Conservative
Fund

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
COMMON STOCKS (51.8%)*	Shares	Value
Basic materials (2.2%)
Air Liquide SA (France)	856	$162,593
Akzo Nobel NV (Netherlands)	3,925	241,724
Andersons, Inc. (The)	270	11,591
Archer-Daniels-Midland Co.	2,753	132,172
Avient Corp.	551	20,475
Axalta Coating Systems, Ltd. †	3,753	124,487
Balchem Corp.	73	12,118
Beacon Roofing Supply, Inc. †	133	16,452
BHP Group, Ltd. (ASE Exchange) (Australia)	15,862	384,862
BHP Group, Ltd. (London Exchange) (Australia)	1,235	29,692
Boise Cascade Co.	518	50,811
Boliden AB (Sweden)	1,043	34,224
Buzzi SpA (Italy)	4,484	215,767
Cabot Corp.	141	11,723
Carpenter Technology Corp.	131	23,735
CF Industries Holdings, Inc.	1,653	129,182
Cie de Saint-Gobain SA (France)	8,286	825,425
Commercial Metals Co.	242	11,134
Constellium SE (France) †	4,486	45,264
Corteva, Inc.	13,366	841,122
CRH PLC	8,022	705,695
CRH PLC (London Exchange)	4,294	376,337
Dole PLC (Ireland)	3,454	49,910
DuPont de Nemours, Inc.	7,704	575,335
Eastman Chemical Co.	3,891	342,836
Fortescue, Ltd. (Australia)	24,197	234,203
Freeport-McMoRan, Inc.	21,096	798,694
Fresh Del Monte Produce, Inc.	1,046	32,248
Frontdoor, Inc. †	1,316	50,561
Gibraltar Industries, Inc. †	204	11,967
Glencore PLC (United Kingdom)	34,651	126,827
Hecla Mining Co.	2,246	12,488
HeidelbergCement AG (Germany)	1,650	284,423
Holcim AG (Switzerland)	3,840	413,234
Huntsman Corp.	7,691	121,441
Ingevity Corp. †	233	9,224
Innospec, Inc.	375	35,531
Latham Group, Inc. †	1,772	11,394
Limbach Holdings, Inc. †	253	18,841
Linde PLC	1,437	669,125
Louisiana-Pacific Corp.	2,875	264,443
LyondellBasell Industries NV Class A	1,756	123,622
Mativ Holdings, Inc.	1,623	10,111
Minerals Technologies, Inc.	867	55,115
Mosaic Co. (The)	4,561	123,193
Mueller Industries, Inc.	1,151	87,637
NewMarket Corp.	238	134,815
Nippon Sanso Holdings Corp. (Japan)	8,400	254,810
NOF Corp. (Japan)	7,600	103,286
Northern Star Resources, Inc. (Australia)	3,999	46,169
Nucor Corp.	993	119,498
Olin Corp.	4,875	118,170
Packaging Corp. of America	709	140,396
Perimeter Solutions, Inc. †	2,781	28,005
PotlatchDeltic Corp. R	287	12,949
PPG Industries, Inc.	3,126	341,828
Primoris Services Corp.	1,049	60,223
Proto Labs, Inc. †	418	14,647
Prysmian SpA (Italy)	4,779	263,070

Dynamic Asset Allocation Conservative Fund
1

COMMON STOCKS (51.8%)* cont.	Shares	Value
Basic materials cont.
Rayonier Advanced Materials, Inc. †	2,019	$11,609
Rio Tinto PLC (United Kingdom)	4,227	253,663
ROCKWOOL International A/S Class B (Denmark)	193	80,000
Sealed Air Corp.	4,176	120,686
Sherwin-Williams Co. (The)	1,985	693,143
Shin-Etsu Chemical Co., Ltd. (Japan)	12,200	348,129
Southern Copper Corp. (Peru)	1,263	118,040
Sterling Construction Co., Inc. †	463	52,416
Sylvamo Corp.	813	54,528
Tutor Perini Corp. †	1,361	31,548
UFP Industries, Inc.	681	72,894
United States Lime & Minerals, Inc.	411	36,324
Weyerhaeuser Co. R	4,395	128,686
Worthington Enterprises, Inc.	281	14,075
Worthington Steel, Inc.	394	9,980
		12,532,575
Capital goods (2.7%)
ABB, Ltd. (Switzerland)	7,873	406,230
Adient PLC †	1,327	17,065
AeroVironment, Inc. †	84	10,012
Airbus SE (France)	3,259	573,863
AISIN Corp. (Japan)	16,400	179,135
Alamo Group, Inc.	70	12,475
Albany International Corp. Class A	168	11,599
Allison Transmission Holdings, Inc.	1,400	133,938
American Axle & Manufacturing Holdings, Inc. †	7,075	28,795
Applied Industrial Technologies, Inc.	206	46,420
Argan, Inc.	409	53,649
Astronics Corp. †	437	10,562
Aurora Innovation, Inc. †	759	5,104
Ball Corp.	5,641	293,727
Belden, Inc.	139	13,935
Caterpillar, Inc.	526	173,475
Crown Holdings, Inc.	1,523	135,943
Cummins, Inc.	393	123,182
Curtiss-Wright Corp.	460	145,944
Dassault Aviation SA (France)	401	132,220
Donaldson Co., Inc.	1,889	126,676
Dorman Products, Inc. †	93	11,210
Eaton Corp. PLC	381	103,567
Federal Signal Corp.	141	10,371
Flowserve Corp.	2,509	122,540
Franklin Electric Co., Inc.	116	10,890
GE Vernova, Inc.	414	126,386
GEA Group AG (Germany)	2,641	160,543
General Dynamics Corp.	481	131,111
Gentherm, Inc. †	348	9,306
Graco, Inc.	1,603	133,867
Honeywell International, Inc.	3,437	727,785
Hyster-Yale, Inc.	354	14,705
Ingersoll Rand, Inc.	7,621	609,909
Interface, Inc.	2,314	45,910
Johnson Controls International PLC	10,211	818,003
Komatsu, Ltd. (Japan)	1,500	43,925
Lincoln Electric Holdings, Inc.	660	124,846
Lockheed Martin Corp.	4,128	1,844,019
Mitsubishi Electric Corp. (Japan)	23,600	435,238
Moog, Inc. Class A	61	10,574
Mueller Water Products, Inc. Class A	594	15,099
NANO Nuclear Energy, Inc. †	1,200	31,752
nLight, Inc. †	1,136	8,827

2
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.8%)* cont.	Shares	Value
Capital goods cont.
Northrop Grumman Corp.	1,792	$917,522
NuScale Power Corp. †	569	8,057
O-I Glass, Inc. †	972	11,149
Otis Worldwide Corp.	5,073	523,534
Parker Hannifin Corp.	210	127,649
Pentair PLC	1,467	128,333
Powell Industries, Inc.	140	23,846
Republic Services, Inc.	544	131,735
Rocket Lab USA, Inc. †	593	10,603
RTX Corp.	14,069	1,863,579
Schindler Holding AG (Switzerland)	324	101,545
Schneider Electric SE (France)	1,168	269,627
Smiths Group PLC (United Kingdom)	3,751	94,124
Steelcase, Inc. Class A	978	10,719
Tennant Co.	145	11,564
Textron, Inc.	1,890	136,553
TransDigm Group, Inc.	441	610,031
Veralto Corp.	1,298	126,490
Vertiv Holdings Co. Class A	7,589	547,926
Vinci SA (France)	6,090	767,706
Waste Connections, Inc.	2,449	478,020
Waste Management, Inc.	581	134,507
Watts Water Technologies, Inc. Class A	348	70,964
		15,290,115
Communication services (1.0%)
American Tower Corp. R	4,859	1,057,318
AT&T, Inc.	5,534	156,502
Charter Communications, Inc. Class A †	1,269	467,665
Comcast Corp. Class A	19,595	723,056
Credo Technology Group Holding, Ltd. †	1,725	69,276
Deutsche Telekom AG (Germany)	9,393	346,789
IDT Corp. Class B	248	12,725
InterDigital, Inc.	350	72,363
Juniper Networks, Inc.	3,521	127,425
KDDI Corp. (Japan)	21,500	339,607
Koninklijke KPN NV (Netherlands)	45,300	191,875
Lumen Technologies, Inc. †	15,149	59,384
T-Mobile US, Inc.	3,973	1,059,639
Telstra Group, Ltd. (Australia)	70,326	185,786
Ubiquiti, Inc.	521	161,583
Verizon Communications, Inc.	10,675	484,218
		5,515,211
Communications equipment (0.2%)
Arista Networks, Inc. †	1,668	129,237
CommScope Holding Co., Inc. †	4,740	25,169
Motorola Solutions, Inc.	2,053	898,824
NETGEAR, Inc. †	1,575	38,525
Viavi Solutions, Inc. †	1,240	13,876
		1,105,631
Computers (3.4%)
8x8, Inc. †	4,748	9,496
A10 Networks, Inc.	803	13,121
Adeia, Inc.	839	11,092
Agilysys, Inc. †	315	22,850
Alkami Technology, Inc. †	1,953	51,266
AppFolio, Inc. Class A †	295	64,871
Apple, Inc.	69,352	15,405,160
Bandwidth, Inc. Class A †	1,351	17,698
Blend Labs, Inc. Class A †	15,232	51,027
Calix, Inc. †	383	13,574
Check Point Software Technologies, Ltd. (Israel) †	400	91,168

Dynamic Asset Allocation Conservative Fund
3

COMMON STOCKS (51.8%)* cont.	Shares	Value
Computers cont.
Cisco Systems, Inc.	10,395	$641,475
CommVault Systems, Inc. †	500	78,880
Dropbox, Inc. Class A †	4,788	127,887
Extreme Networks, Inc. †	3,897	51,557
Fortinet, Inc. †	1,287	123,887
IBEX, Ltd. †	421	10,251
Ibotta, Inc. Class A †	277	11,689
IonQ, Inc. †	1,845	40,719
Life360, Inc. †	909	34,897
NetApp, Inc.	1,375	120,780
NetScout Systems, Inc. †	560	11,766
NICE, Ltd. (Israel) †	264	40,751
OneSpan, Inc.	712	10,858
Outbrain, Inc. †	1,683	6,278
Phreesia, Inc. †	1,661	42,455
PubMatic, Inc. Class A †	1,035	9,460
RingCentral, Inc. Class A †	4,717	116,793
Seagate Technology Holdings PLC	5,636	478,778
ServiceNow, Inc. †	1,703	1,355,826
Snowflake, Inc. Class A †	941	137,537
Teradata Corp. †	5,637	126,720
Twilio, Inc. Class A †	1,226	120,038
Weave Communications, Inc. †	1,765	19,574
Zoom Video Communications, Inc. Class A †	1,723	127,106
		19,597,285
Conglomerates (0.5%)
3M Co.	3,292	483,463
AMETEK, Inc.	858	147,696
General Electric Co.	2,713	543,007
Marubeni Corp. (Japan)	3,800	60,959
Mitsubishi Corp. (Japan)	19,700	347,799
Mitsui & Co., Ltd. (Japan)	21,500	405,344
Siemens AG (Germany)	3,748	865,586
SPX Technologies, Inc. †	81	10,431
		2,864,285
Consumer cyclicals (8.2%)
Abercrombie & Fitch Co. Class A †	624	47,655
Accor SA (France)	6,772	308,839
adidas AG (Germany)	381	89,863
Alarm.com Holdings, Inc. †	221	12,299
Amazon.com, Inc. †	51,471	9,792,873
American Eagle Outfitters, Inc.	847	9,842
Apogee Enterprises, Inc.	694	32,153
Aristocrat Leisure, Ltd. (Australia)	7,413	299,805
Associated British Foods PLC (United Kingdom)	10,944	271,317
Automatic Data Processing, Inc.	6,360	1,943,171
Bandai Namco Holdings, Inc. (Japan)	1,300	43,612
BJ’s Wholesale Club Holdings, Inc. †	4,482	511,396
Blue Bird Corp. †	1,045	33,827
Booking Holdings, Inc.	16	73,711
BrightView Holdings, Inc. †	1,185	15,215
Buckle, Inc. (The)	291	11,151
Carvana Co. †	664	138,829
Cimpress PLC (Ireland) †	467	21,122
Cinemark Holdings, Inc.	385	9,583
Clorox Co. (The)	870	128,108
Compass Group PLC (United Kingdom)	11,813	390,730
Dana, Inc.	4,191	55,866
Deckers Outdoor Corp. †	538	60,154
DraftKings, Inc. Class A †	11,192	371,686
Ecolab, Inc.	502	127,267

4
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.8%)* cont.	Shares	Value
Consumer cyclicals cont.
Fast Retailing Co., Ltd. (Japan)	1,200	$357,230
FDJ United (France)	1,903	59,880
G-III Apparel Group, Ltd. †	436	11,925
Gap, Inc. (The)	6,144	126,628
General Motors Co.	20,163	948,266
Global Payments, Inc.	1,289	126,219
Golden Entertainment, Inc.	381	10,055
Hanesbrands, Inc. †	1,725	9,953
Hasbro, Inc.	2,096	128,883
Hermes International (France)	134	352,570
Hilton Worldwide Holdings, Inc.	4,697	1,068,803
Home Depot, Inc. (The)	1,257	460,678
Hoshizaki Corp. (Japan)	1,100	42,579
Hovnanian Enterprises, Inc. Class A †	309	32,355
Industria de Diseno Textil SA (Spain)	6,894	343,265
Informa PLC (United Kingdom)	35,571	356,667
InterContinental Hotels Group PLC (United Kingdom)	822	88,505
International Game Technology PLC	3,607	58,650
J. Jill, Inc.	689	13,456
Jardine Matheson Holdings, Ltd. (Hong Kong)	3,800	160,484
KB Home	655	38,069
Kimberly-Clark Corp.	1,105	157,153
Laureate Education, Inc. †	2,913	59,571
LegalZoom.com, Inc. †	6,181	53,218
Lennar Corp. Class A	1,106	126,947
Life Time Group Holdings, Inc. †	343	10,359
Light & Wonder, Inc. †	1,225	106,097
Live Nation Entertainment, Inc. †	2,997	391,348
LiveRamp Holdings, Inc. †	1,934	50,555
Lululemon Athletica, Inc. †	791	223,900
LVMH Moet Hennessy Louis Vuitton SA (France)	75	46,446
M/I Homes, Inc. †	466	53,208
Magnite, Inc. †	1,947	22,215
Makita Corp. (Japan)	1,100	36,447
Mastercard, Inc. Class A	8,430	4,620,652
Meritage Homes Corp.	292	20,697
Monarch Casino & Resort, Inc.	145	11,274
Netflix, Inc. †	3,889	3,626,609
New York Times Co. (The) Class A	2,613	129,605
Next PLC (United Kingdom)	1,000	144,075
Nintendo Co., Ltd. (Japan)	7,900	537,023
Owens Corning	933	133,251
Pandora A/S (Denmark)	1,706	261,464
Payoneer Global, Inc. †	1,346	9,839
PayPal Holdings, Inc. †	15,288	997,542
Paysafe, Ltd. (United Kingdom) †	643	10,089
PROG Holdings, Inc.	1,341	35,671
Publicis Groupe SA (France)	2,619	247,099
PulteGroup, Inc.	11,063	1,137,276
Rational AG (Germany)	59	49,156
Red Rock Resorts, Inc. Class A	266	11,536
REV Group, Inc.	1,879	59,376
Ross Stores, Inc.	984	125,745
Ryman Hospitality Properties, Inc. R	689	63,002
Ryohin Keikaku Co., Ltd. (Japan)	12,500	341,481
S&P Global, Inc.	704	357,702
Sonos, Inc. †	874	9,326
Sony Group Corp. (Japan)	25,000	632,575
Subaru Corp. (Japan)	13,900	248,937
Target Corp.	4,817	502,702
Taylor Wimpey PLC (United Kingdom)	10,622	14,924

Dynamic Asset Allocation Conservative Fund
5

COMMON STOCKS (51.8%)* cont.	Shares	Value
Consumer cyclicals cont.
Tesla, Inc. †	11,592	$3,004,183
TJX Cos., Inc. (The)	16,358	1,992,404
Toll Brothers, Inc.	1,195	126,180
TOPPAN Holdings, Inc. (Japan)	9,900	270,639
Toyota Motor Corp. (Japan)	2,200	38,890
Trade Desk, Inc. (The) Class A †	2,253	123,284
Trane Technologies PLC	2,313	779,296
TRI Pointe Homes, Inc. †	1,987	63,425
United Rentals, Inc.	789	494,466
Universal Music Group NV (Netherlands)	9,110	251,554
Upbound Group, Inc.	414	9,919
Urban Outfitters, Inc. †	311	16,296
Victoria’s Secret & Co. †	1,883	34,986
Visteon Corp. †	760	58,991
Volvo AB Class B (Sweden)	5,426	159,190
Vulcan Materials Co.	542	126,449
Walmart, Inc.	40,641	3,567,873
Williams-Sonoma, Inc.	775	122,528
Wolters Kluwer NV (Netherlands)	1,641	255,497
Xperi, Inc. †	1,626	12,553
		46,779,889
Consumer staples (3.6%)
ACCO Brands Corp.	2,340	9,805
Airbnb, Inc. Class A †	1,036	123,761
Asahi Group Holdings, Ltd. (Japan)	15,200	194,204
Auto Trader Group PLC (United Kingdom)	22,157	214,250
Boston Beer Co., Inc. (The) Class A †	569	135,900
Brink’s Co. (The)	660	56,866
Brinker International, Inc. †	556	82,872
Bunzl PLC (United Kingdom)	1,300	50,006
Cal-Maine Foods, Inc.	743	67,539
Cargurus, Inc. †	1,835	53,454
Carlsberg A/S Class B (Denmark)	421	53,289
Chipotle Mexican Grill, Inc. †	15,346	770,523
Coca-Cola Co. (The)	27,552	1,973,274
Coca-Cola Consolidated, Inc.	98	132,300
Coca-Cola Europacific Partners PLC (Spain)	3,611	314,265
Coca-Cola HBC AG (Italy)	4,434	200,815
Colgate-Palmolive Co.	9,978	934,939
Copart, Inc. †	9,323	527,589
CoreCivic, Inc. †	996	20,209
Costco Wholesale Corp.	367	347,101
Coursera, Inc. †	7,263	48,372
Danone SA (France)	4,612	352,750
DoorDash, Inc. Class A †	11,422	2,087,599
Energizer Holdings, Inc.	355	10,622
Etsy, Inc. †	2,813	132,717
EverQuote, Inc. Class A †	1,982	51,909
GEO Group, Inc. (The) †	443	12,940
Grindr, Inc. †	1,561	27,942
Haleon PLC (United Kingdom)	83,021	419,273
Heidrick & Struggles International, Inc.	364	15,590
Hims & Hers Health, Inc. †	1,187	35,076
Hormel Foods Corp.	4,233	130,969
Hudson Technologies, Inc. †	2,232	13,771
Imperial Brands PLC (United Kingdom)	10,309	381,452
Ingredion, Inc.	999	135,075
Itron, Inc. †	683	71,551
JD.com, Inc. Class A (China)	9,800	201,601
Keurig Dr Pepper, Inc.	3,783	129,454
Koninklijke Ahold Delhaize NV (Netherlands)	9,535	356,180

6
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.8%)* cont.	Shares	Value
Consumer staples cont.
Korn Ferry	571	$38,731
Lyft, Inc. Class A †	10,215	121,252
Maplebear, Inc. †	7,245	289,003
Marks & Spencer Group PLC (United Kingdom)	3,585	16,551
McCormick & Co., Inc. (non-voting shares)	3,456	284,463
MediaAlpha, Inc. Class A †	1,044	9,647
Mondelez International, Inc. Class A	1,968	133,529
Monster Beverage Corp. †	2,623	153,498
Nestle SA (Switzerland)	1,410	142,490
Nissin Food Products Co., Ltd. (Japan)	3,700	75,518
Paylocity Holding Corp. †	661	123,832
PepsiCo, Inc.	967	144,992
Philip Morris International, Inc.	23,860	3,787,298
Procter & Gamble Co. (The)	7,627	1,299,794
Reckitt Benckiser Group PLC (United Kingdom)	2,190	148,089
Recruit Holdings Co., Ltd. (Japan)	7,300	378,222
Resideo Technologies, Inc. †	838	14,833
Sally Beauty Holdings, Inc. †	1,285	11,604
ScanSource, Inc. †	303	10,305
Seneca Foods Corp. Class A †	122	10,863
Simply Good Foods Co. (The) †	324	11,175
Sprouts Farmers Market, Inc. †	804	122,723
Starbucks Corp.	6,791	666,129
Tesco PLC (United Kingdom)	139,399	599,734
Turning Point Brands, Inc.	956	56,825
Tyson Foods, Inc. Class A	2,356	150,336
Uber Technologies, Inc. †	3,734	272,059
Unilever PLC (United Kingdom)	4,205	250,900
United Natural Foods, Inc. †	406	11,120
Upwork, Inc. †	3,996	52,148
WH Group, Ltd. (Hong Kong)	294,000	269,952
ZipRecruiter, Inc. Class A †	1,749	10,302
		20,545,721
Electronics (3.9%)
Allied Motion Technologies, Inc.	588	12,924
Ambarella, Inc. †	911	45,851
Analog Devices, Inc.	1,572	317,025
Atmus Filtration Technologies, Inc.	752	27,621
Benchmark Electronics, Inc.	279	10,610
Broadcom, Inc.	20,435	3,421,432
CEVA, Inc. †	565	14,470
Cirrus Logic, Inc. †	1,368	136,328
EnerSys	690	63,190
ESCO Technologies, Inc.	92	14,639
Garmin, Ltd.	599	130,061
Hoya Corp. (Japan)	7,600	857,724
Impinj, Inc. †	482	43,717
Keysight Technologies, Inc. †	821	122,961
Nextracker, Inc. Class A †	325	13,696
NVIDIA Corp.	118,046	12,793,826
Plexus Corp. †	83	10,635
Qualcomm, Inc.	18,558	2,850,695
Rambus, Inc. †	1,386	71,760
Samsung Electronics Co., Ltd. (Preference) (South Korea)	6,263	202,717
Sanmina Corp. †	174	13,255
SCREEN Holdings Co., Ltd. (Japan)	2,300	150,055
STMicroelectronics NV (France)	8,984	196,997
Thales SA (France)	2,292	609,263
TTM Technologies, Inc. †	1,877	38,497
Vicor Corp. †	253	11,835
		22,181,784

Dynamic Asset Allocation Conservative Fund
7

COMMON STOCKS (51.8%)* cont.	Shares	Value
Energy (1.9%)
Alpha Metallurgical Resources, Inc. †	260	$32,565
Antero Midstream Corp.	3,564	64,152
Baker Hughes Co.	2,878	126,488
Berry Corp.	2,954	9,482
BP PLC (United Kingdom)	63,212	354,711
ChampionX Corp.	2,634	78,493
Cheniere Energy, Inc.	4,588	1,061,663
ConocoPhillips	7,614	799,622
Core Natural Resources, Inc.	608	46,877
Coterra Energy, Inc.	4,224	122,074
DCC PLC (Ireland)	1,646	110,005
DNOW, Inc. †	2,983	50,950
Eneos Holdings, Inc. (Japan)	45,600	240,495
Equinor ASA (Norway)	14,636	386,518
Exxon Mobil Corp.	16,336	1,942,840
FutureFuel Corp.	1,277	4,980
Halliburton Co.	50,270	1,275,350
HF Sinclair Corp.	3,784	124,418
INPEX Corp. (Japan)	4,500	62,419
Kodiak Gas Services, Inc.	1,104	41,179
Marathon Petroleum Corp.	4,526	659,393
Murphy Oil Corp.	1,902	54,017
Norsk Hydro ASA (Norway)	9,564	55,289
NPK International, Inc. †	1,719	9,987
Oceaneering International, Inc. †	2,388	52,082
PBF Energy, Inc. Class A	480	9,163
Peabody Energy Corp.	709	9,607
Phillips 66	1,012	124,962
Repsol SA (Spain)	5,240	69,574
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	27,768	1,016,158
Shell PLC (London Exchange) (United Kingdom)	3,030	110,293
SunCoke Energy, Inc.	1,766	16,247
TechnipFMC PLC (United Kingdom)	4,323	136,996
TotalEnergies SE (France)	5,667	365,142
Valero Energy Corp.	5,074	670,123
Weatherford International PLC	2,429	130,073
Williams Cos., Inc. (The)	2,400	143,424
		10,567,811
Financials (8.7%)
3i Group PLC (United Kingdom)	7,857	369,441
AerCap Holdings NV (Ireland)	1,000	102,170
Affiliated Managers Group, Inc.	755	126,863
AIA Group, Ltd. (Hong Kong)	32,800	248,292
AIB Group PLC (Ireland)	20,429	131,955
Alexander & Baldwin, Inc. R	1,195	20,590
Allianz SE (Germany)	756	289,329
Allstate Corp. (The)	4,894	1,013,401
Ally Financial, Inc.	3,267	119,147
Amalgamated Financial Corp.	871	25,041
American Express Co.	580	156,049
American Healthcare REIT, Inc. R	442	13,393
American International Group, Inc.	9,979	867,574
Ameriprise Financial, Inc.	178	86,172
Ameris Bancorp	183	10,535
Anywhere Real Estate, Inc. †	2,527	8,415
Apollo Global Management, Inc.	5,223	715,238
Apple Hospitality REIT, Inc. R	788	10,173
Associated Banc-Corp.	523	11,783
AvalonBay Communities, Inc. R	636	136,498
AXA SA (France)	1,019	43,538
Axis Capital Holdings, Ltd.	1,567	157,076

8
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.8%)* cont.	Shares	Value
Financials cont.
Axos Financial, Inc. †	1,021	$65,875
Banco de Sabadell SA (Spain)	23,606	66,278
Banco Latinoamericano de Comercio Exterior SA (Panama)	476	17,422
Banco Santander SA (Spain)	79,212	533,644
Bank Hapoalim BM (Israel)	15,309	207,606
Bank Leumi Le-Israel BM (Israel)	14,378	193,622
Bank of America Corp.	41,657	1,738,346
Bank of Ireland Group PLC (Ireland)	20,983	247,921
Bank of New York Mellon Corp. (The)	13,356	1,120,168
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	651	25,337
Banner Corp.	155	9,884
Barclays PLC (United Kingdom)	122,922	462,191
Berkshire Hathaway, Inc. Class B †	1,434	763,720
Berkshire Hills Bancorp, Inc.	632	16,489
BNP Paribas SA (France)	7,155	598,010
Bread Financial Holdings, Inc.	1,153	57,742
Brighthouse Financial, Inc. †	2,188	126,882
BrightSpire Capital, Inc. R	3,558	19,782
Brixmor Property Group, Inc. R	7,358	195,355
Broadridge Financial Solutions, Inc.	544	131,898
Broadstone Net Lease, Inc. R	785	13,376
Capital One Financial Corp.	7,438	1,333,634
CareTrust REIT, Inc. R	2,630	75,165
Cathay General Bancorp	1,493	64,244
CBL & Associates Properties, Inc. R	393	10,446
CBRE Group, Inc. Class A †	5,602	732,630
Central Pacific Financial Corp.	789	21,335
Charles Schwab Corp. (The)	11,349	888,400
Chimera Investment Corp. R	907	11,637
Chubb, Ltd.	436	131,668
Citigroup, Inc.	47,461	3,369,256
Citizens Financial Group, Inc.	3,081	126,229
CME Group, Inc.	3,838	1,018,183
CNO Financial Group, Inc.	1,718	71,555
Commonwealth Bank of Australia (Australia)	327	31,096
COPT Defense Properties R	416	11,344
Corebridge Financial, Inc.	15,650	494,071
CoStar Group, Inc. †	2,160	171,137
Covivio (France) R	344	19,256
Credit Agricole SA (France)	5,016	91,327
Curbline Properties Corp. R	1,329	32,149
Cushman & Wakefield PLC †	4,990	50,998
Customers Bancorp, Inc. †	1,054	52,911
DBS Group Holdings, Ltd. (Singapore)	8,970	308,042
Deutsche Boerse AG (Germany)	1,885	556,187
Empire State Realty Trust, Inc. Class A R	1,261	9,861
Enova International, Inc. †	628	60,640
Enstar Group, Ltd. †	213	70,797
Enterprise Financial Services Corp.	689	37,027
Equitable Holdings, Inc.	16,462	857,506
Equity Lifestyle Properties, Inc. R	2,000	133,400
Equity Residential R	1,767	126,482
Erste Group Bank AG (Czech Republic)	4,074	281,803
Essent Group, Ltd.	228	13,160
Essex Property Trust, Inc. R	423	129,679
Eurazeo SE (France)	501	37,103
Euronext NV (France)	4,459	647,144
Everest Group, Ltd.	361	131,162
Exor NV (Netherlands)	1,487	135,039
FB Financial Corp.	226	10,477
Fidelis Insurance Holdings, Ltd. (United Kingdom)	820	13,284

Dynamic Asset Allocation Conservative Fund
9

COMMON STOCKS (51.8%)* cont.	Shares	Value
Financials cont.
Financial Institutions, Inc.	444	$11,082
First BanCorp/Puerto Rico (Puerto Rico)	3,246	62,226
First Busey Corp.	517	11,167
First Financial Corp.	245	12,000
First Horizon Corp.	6,578	127,745
First Industrial Realty Trust, Inc. R	2,372	127,993
First Merchants Corp.	132	5,338
FTAI Aviation, Ltd.	101	11,214
Futu Holdings, Ltd. ADR (Hong Kong)	300	30,705
Gaming and Leisure Properties, Inc. R	8,831	449,498
Genworth Financial, Inc. Class A †	9,169	65,008
Globe Life, Inc.	1,571	206,932
Goldman Sachs Group, Inc. (The)	4,251	2,322,278
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	2,640	54,727
Hancock Whitney Corp.	1,325	69,496
Hanmi Financial Corp.	843	19,102
Hanover Insurance Group, Inc. (The)	374	65,057
Heritage Commerce Corp.	1,237	11,776
Hilltop Holdings, Inc.	1,495	45,523
Hope Bancorp, Inc.	2,329	24,385
Horace Mann Educators Corp.	750	32,048
HSBC Holdings PLC (United Kingdom)	45,362	514,245
Independent Bank Corp./MI	396	12,193
Intercontinental Exchange, Inc.	728	125,580
Intesa Sanpaolo SpA (Italy)	67,493	347,836
Investor AB Class B (Sweden)	13,759	410,349
Invitation Homes, Inc. R	4,315	150,378
Jackson Financial, Inc. Class A	932	78,083
Jones Lang LaSalle, Inc. †	490	121,476
JPMorgan Chase & Co.	3,014	739,334
Kite Realty Group Trust R	1,386	31,005
Ladder Capital Corp. R	1,073	12,243
LendingClub Corp. †	1,410	14,551
Lloyds Banking Group PLC (United Kingdom)	480,530	450,697
London Stock Exchange Group PLC (United Kingdom)	4,840	718,872
Macerich Co. (The) R	619	10,628
Mercantile Bank Corp.	237	10,295
Merchants Bancorp/IN	630	23,310
Mercury General Corp.	94	5,255
MetLife, Inc.	15,450	1,240,481
Metropolitan Bank Holding Corp. †	188	10,526
MFA Financial, Inc. R	1,210	12,415
MGIC Investment Corp.	5,210	129,104
Mid-America Apartment Communities, Inc. R	787	131,885
Millrose Properties, Inc. † R	5,007	132,736
Mitsubishi UFJ Financial Group, Inc. (Japan)	63,800	869,838
Mizrahi Tefahot Bank, Ltd. (Israel)	1,834	82,481
Morgan Stanley	1,039	121,220
Mr. Cooper Group, Inc. †	770	92,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	807	509,799
Nasdaq, Inc.	6,544	496,428
National Bank Holdings Corp. Class A	316	12,093
National Bank of Greece SA (Greece)	31,303	321,731
National Health Investors, Inc. R	83	6,130
NatWest Group PLC (United Kingdom)	124,149	733,023
Navient Corp.	694	8,765
NexPoint Residential Trust, Inc. R	367	14,508
NMI Holdings, Inc. Class A †	1,133	40,845
NN Group NV (Netherlands)	2,992	166,492
Nomura Holdings, Inc. (Japan)	27,500	169,453
Northern Trust Corp.	1,176	116,012

10
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.8%)* cont.	Shares	Value
Financials cont.
Northrim BanCorp, Inc.	156	$11,422
OceanFirst Financial Corp.	1,249	21,245
OFG Bancorp (Puerto Rico)	951	38,059
Old Republic International Corp.	3,777	148,134
Outfront Media, Inc. R	3,745	60,444
Pacific Premier Bancorp, Inc.	866	18,463
Pathward Financial, Inc.	806	58,798
PennyMac Financial Services, Inc.	638	63,870
PNC Financial Services Group, Inc. (The)	5,124	900,645
Popular, Inc. (Puerto Rico)	1,388	128,210
Preferred Bank/Los Angeles CA	376	31,456
Primerica, Inc.	483	137,428
Principal Financial Group, Inc.	1,580	133,305
Progressive Corp. (The)	3,205	907,047
Prudential Financial, Inc.	1,226	136,920
Prudential PLC (United Kingdom)	33,133	357,539
Public Storage R	467	139,768
QBE Insurance Group, Ltd. (Australia)	4,473	61,804
Reinsurance Group of America, Inc.	758	149,250
Rithm Capital Corp. R	10,912	124,942
RLJ Lodging Trust R	5,055	39,884
SBI Holdings, Inc. (Japan)	11,000	297,032
Sekisui Chemical Co., Ltd. (Japan)	4,100	69,929
Sekisui House, Ltd. (Japan)	6,000	134,293
Simmons First National Corp. Class A	1,658	34,039
Simon Property Group, Inc. R	7,422	1,232,646
SiriusPoint, Ltd. (Bermuda) †	841	14,541
SITE Centers Corp. R	3,939	50,577
SLM Corp.	4,306	126,467
Standard Chartered PLC (United Kingdom)	12,791	189,810
State Street Corp.	16,268	1,456,474
Stifel Financial Corp.	1,217	114,714
StoneX Group, Inc. †	850	64,923
Sumitomo Mitsui Financial Group, Inc. (Japan)	15,700	403,719
Synchrony Financial	2,350	124,409
Talanx AG (Germany)	958	100,759
Tanger, Inc. R	373	12,604
Taylor Morrison Home Corp. †	1,278	76,731
Third Coast Bancshares, Inc. †	353	11,780
Towne Bank/Portsmouth VA	338	11,556
TPG RE Finance Trust, Inc. R	2,599	21,182
Travelers Cos., Inc. (The)	495	130,908
Truist Financial Corp.	3,063	126,042
Trustmark Corp.	1,263	43,561
UBS Group AG (Switzerland)	3,452	106,027
UniCredit SpA (Italy)	9,028	506,761
Unipol Assicurazioni SpA (Italy)	1,459	23,356
Universal Insurance Holdings, Inc.	731	17,325
Univest Financial Corp.	515	14,605
Unum Group	4,355	354,758
Urban Edge Properties R	3,072	58,368
Veritex Holdings, Inc.	1,802	44,996
VICI Properties, Inc. R	4,025	131,296
Virtu Financial, Inc. Class A	3,956	150,803
Virtus Investment Partners, Inc.	197	33,955
Visa, Inc. Class A	4,873	1,707,792
Vornado Realty Trust R	13,540	500,845
W.R. Berkley Corp.	2,006	142,747
Webster Financial Corp.	2,458	126,710
Wells Fargo & Co.	2,286	164,112
Westamerica Bancorp	224	11,341

Dynamic Asset Allocation Conservative Fund
11

COMMON STOCKS (51.8%)* cont.	Shares	Value
Financials cont.
WP Carey, Inc. R	2,063	$130,196
WSFS Financial Corp.	211	10,945
Xenia Hotels & Resorts, Inc. R	377	4,434
Zions Bancorp NA	2,563	127,791
Zurich Insurance Group AG (Switzerland)	301	210,100
		49,697,964
Health care (5.5%)
Abbott Laboratories	631	83,702
AbbVie, Inc.	12,489	2,616,696
ACADIA Pharmaceuticals, Inc. †	3,530	58,633
ACELYRIN, Inc. †	3,842	9,490
Addus HomeCare Corp. †	113	11,175
ADMA Biologics, Inc. †	1,651	32,756
Agilent Technologies, Inc.	1,050	122,829
Agios Pharmaceuticals, Inc. †	1,490	43,657
Akero Therapeutics, Inc. †	237	9,594
Alkermes PLC †	375	12,383
Alnylam Pharmaceuticals, Inc. †	1,074	290,001
Amgen, Inc.	475	147,986
AngioDynamics, Inc. †	1,385	13,005
Arcturus Therapeutics Holdings, Inc. †	1,046	11,077
Arvinas, Inc. †	1,180	8,284
AstraZeneca PLC (United Kingdom)	3,598	528,347
AstraZeneca PLC (Rights) (United Kingdom) F	440	1,346
AstraZeneca PLC ADR (United Kingdom)	9,829	722,432
AstraZeneca PLC CVR (Rights) (United Kingdom) F	687	206
AtriCure, Inc. †	354	11,420
Avanos Medical, Inc. †	685	9,816
Axogen, Inc. †	1,402	25,937
Becton, Dickinson and Co.	552	126,441
BioCryst Pharmaceuticals, Inc. †	4,773	35,798
Biohaven, Ltd. †	1,421	34,161
bioMerieux (France)	632	78,120
Bioventus, Inc. Class A †	1,732	15,848
Blueprint Medicines Corp. †	131	11,595
Boston Scientific Corp. †	7,100	716,248
Bristol-Myers Squibb Co.	8,313	507,010
Candel Therapeutics, Inc. †	6,503	36,742
CareDx, Inc. †	1,842	32,696
Castle Biosciences, Inc. †	2,517	50,390
Catalyst Pharmaceuticals, Inc. †	768	18,624
Chemed Corp.	213	131,063
Chugai Pharmaceutical Co., Ltd. (Japan)	3,800	174,084
Cigna Group (The)	5,017	1,650,593
Concentra Group Holdings Parent, Inc.	455	9,874
Corcept Therapeutics, Inc. †	341	38,949
CSL, Ltd. (Australia)	378	59,493
Daiichi Sankyo Co., Ltd. (Japan)	13,800	328,631
Danaher Corp.	601	123,205
Denali Therapeutics, Inc. †	742	10,087
Dexcom, Inc. †	1,813	123,810
Dyne Therapeutics, Inc. †	876	9,163
Edwards Lifesciences Corp. †	2,064	149,599
Eli Lilly and Co.	5,211	4,303,817
Exelixis, Inc. †	14,764	545,087
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	1,474	28,130
Fresenius SE & Co. KGaA (Germany) †	3,734	159,418
FUJIFILM Holdings Corp. (Japan)	6,600	126,449
GeneDx Holdings Corp. †	109	9,654
Glaukos Corp. †	182	17,912
GSK PLC (United Kingdom)	6,225	118,961

12
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.8%)* cont.	Shares	Value
Health care cont.
Guardant Health, Inc. †	1,699	$72,377
Health Catalyst, Inc. †	2,448	11,089
HealthEquity, Inc. †	126	11,135
Hologic, Inc. †	1,033	63,808
Humacyte, Inc. †	13,014	22,189
Humana, Inc.	477	126,214
IDEXX Laboratories, Inc. †	863	362,417
Incyte Corp. †	8,198	496,389
Insmed, Inc. †	1,405	107,187
Insulet Corp. †	474	124,477
Intuitive Surgical, Inc. †	1,734	858,798
Ipsen SA (France)	753	86,731
Ironwood Pharmaceuticals, Inc. †	8,290	12,186
Johnson & Johnson	4,071	675,135
Keros Therapeutics, Inc. †	549	5,594
Kiniksa Pharmaceuticals International PLC †	1,063	23,609
Kura Oncology, Inc. †	5,686	37,528
Lantheus Holdings, Inc. †	832	81,203
LivaNova PLC (United Kingdom) †	859	33,742
Lonza Group AG (Switzerland)	931	575,143
McKesson Corp.	1,833	1,233,591
Medpace Holdings, Inc. †	417	127,056
Medtronic PLC	10,779	968,601
Merck & Co., Inc.	20,457	1,836,221
Merck KGaA (Germany)	125	17,201
Natera, Inc. †	840	118,784
Neurocrine Biosciences, Inc. †	1,313	145,218
Novartis AG (Switzerland)	6,485	720,288
Novo Nordisk A/S Class B (Denmark)	9,685	662,244
Novocure, Ltd. (Jersey) †	3,167	56,436
Nurix Therapeutics, Inc. †	720	8,554
Olympus Corp. (Japan)	2,300	30,109
Omega Healthcare Investors, Inc.	3,396	129,320
Option Care Health, Inc. †	1,287	44,981
Otsuka Holdings Company, Ltd. (Japan)	3,200	166,752
PACS Group, Inc. †	949	10,667
Protagonist Therapeutics, Inc. †	1,232	59,580
PTC Therapeutics, Inc. †	1,254	63,904
Puma Biotechnology, Inc. †	1,870	5,535
QIAGEN NV (Netherlands)	3,200	128,480
Regeneron Pharmaceuticals, Inc.	1,782	1,130,198
Relay Therapeutics, Inc. †	3,440	9,013
Rhythm Pharmaceuticals, Inc. †	208	11,018
Roche Holding AG (Switzerland)	1,854	610,202
RxSight, Inc. †	1,042	26,311
Sabra Health Care REIT, Inc. R	747	13,050
Sandoz Group AG (Switzerland)	4,601	192,939
Sanofi SA (France)	8,102	897,069
Scholar Rock Holding Corp. †	314	10,095
Select Medical Holdings Corp.	1,892	31,596
Sonic Healthcare, Ltd. (Australia)	4,413	71,653
Sonova Holding AG (Switzerland)	169	49,345
Summit Therapeutics, Inc. †	1,476	28,472
Surmodics, Inc. †	353	10,777
Tango Therapeutics, Inc. †	3,708	5,080
Teladoc Health, Inc. †	5,356	42,634
Tenet Healthcare Corp. †	976	131,272
Thermo Fisher Scientific, Inc.	2,645	1,316,152
UnitedHealth Group, Inc.	2,913	1,525,684
Universal Health Services, Inc. Class B	730	137,167
Vir Biotechnology, Inc. †	6,342	41,096

Dynamic Asset Allocation Conservative Fund
13

COMMON STOCKS (51.8%)* cont.	Shares	Value
Health care cont.
Wave Life Sciences, Ltd. †	1,268	$10,245
Waystar Holding Corp. †	807	30,150
Xencor, Inc. †	755	8,033
		31,212,148
Semiconductor (0.4%)
Applied Materials, Inc.	978	141,927
ASML Holding NV (Netherlands)	1,802	1,192,516
Astera Labs, Inc. †	893	53,285
Disco Corp. (Japan)	500	102,111
KLA Corp.	173	117,605
Lam Research Corp.	1,967	143,001
MaxLinear, Inc. †	831	9,025
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	10,000	281,630
		2,041,100
Software (3.8%)
ACI Worldwide, Inc. †	198	10,833
Adobe, Inc. †	5,177	1,985,535
AppLovin Corp. Class A †	924	244,832
Atlassian Corp. Class A †	981	208,178
Autodesk, Inc. †	624	163,363
Cadence Design Systems, Inc. †	3,988	1,014,268
Duolingo, Inc. †	423	131,358
HubSpot, Inc. †	603	344,488
Intuit, Inc.	211	129,552
Manhattan Associates, Inc. †	1,171	202,630
Microsoft Corp.	35,625	13,373,269
Nexon Co., Ltd. (Japan)	2,000	27,393
Oracle Corp.	9,192	1,285,134
Oracle Corp. Japan (Japan)	900	94,710
Pegasystems, Inc.	3,463	240,748
PROS Holdings, Inc. †	882	16,784
ROBLOX Corp. Class A †	2,462	143,510
SAP SE (Germany)	1,314	352,086
Shopify, Inc. Class A (Canada) †	3,512	334,992
Veeva Systems, Inc. Class A †	4,595	1,064,340
Workday, Inc. Class A †	593	138,483
		21,506,486
Technology (—%)
SoftBank Group Corp. (Japan)	3,100	158,565
		158,565
Technology services (3.4%)
Accenture PLC Class A	4,530	1,413,541
Alphabet, Inc. Class A	25,537	3,949,042
Alphabet, Inc. Class C	16,687	2,607,010
DocuSign, Inc. †	1,481	120,553
eBay, Inc.	1,929	130,651
Fiserv, Inc. †	582	128,523
GoDaddy, Inc. Class A †	703	126,638
HealthStream, Inc.	504	16,219
Leidos Holdings, Inc.	1,328	179,200
LY Corp. (Japan)	72,100	244,142
Maximus, Inc.	168	11,456
Meta Platforms, Inc. Class A	12,206	7,035,051
NEC Corp. (Japan)	2,500	53,252
Prosus NV (China)	7,420	344,727
Q2 Holdings, Inc. †	321	25,683
Salesforce, Inc.	5,092	1,366,489
Scout24 SE (Germany)	592	61,996
Spotify Technology SA (Sweden) †	1,477	812,394
Tencent Holdings, Ltd. (China)	4,800	306,700
Unisys Corp. †	2,755	12,645

14
Dynamic Asset Allocation Conservative Fund

COMMON STOCKS (51.8%)* cont.	Shares	Value
Technology services cont.
V2X, Inc. †	232	$11,380
VeriSign, Inc. †	520	132,012
Western Union Co. (The)	11,928	126,198
Zebra Technologies Corp. Class A †	418	118,110
		19,333,612
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	114	198,409
Aena SME SA (Spain)	756	177,361
Arlo Technologies, Inc. †	2,432	24,004
Canadian National Railway Co. (Canada)	1,800	175,166
Canadian Pacific Kansas City, Ltd. (Canada)	8,021	563,154
Costamare, Inc. (Monaco)	1,915	18,844
CSX Corp.	4,893	144,001
Delta Air Lines, Inc.	2,713	118,287
DHL Group (Germany)	4,731	203,117
Expeditors International of Washington, Inc.	1,188	142,857
FedEx Corp.	3,952	963,418
Hub Group, Inc. Class A	873	32,449
International Seaways, Inc.	555	18,426
Kirby Corp. †	1,275	128,788
Matson, Inc.	551	70,622
Qantas Airways, Ltd. (voting rights) (Australia) †	49,991	285,006
Ryanair Holdings PLC ADR (Ireland)	6,921	293,243
Safe Bulkers, Inc. (Monaco)	2,691	9,930
Scorpio Tankers, Inc.	1,428	53,664
SITC International Holdings Co., Ltd. (Hong Kong)	16,000	43,488
SkyWest, Inc. †	751	65,615
Southwest Airlines Co.	26,058	875,028
Sun Country Airlines Holdings, Inc. †	1,497	18,443
Teekay Corp., Ltd. (Bermuda)	5,390	35,412
Teekay Tankers,. Ltd. Class A (Canada)	1,279	48,947
Union Pacific Corp.	4,111	971,183
United Airlines Holdings, Inc. †	1,695	117,040
United Parcel Service, Inc. Class B	1,178	129,568
Westinghouse Air Brake Technologies Corp.	717	130,028
		6,055,498
Utilities and power (1.3%)
ALLETE, Inc.	254	16,688
American Electric Power Co., Inc.	1,208	131,998
American States Water Co.	153	12,038
Avista Corp.	451	18,883
Black Hills Corp.	1,004	60,893
California Water Service Group	298	14,441
Constellation Energy Corp.	570	114,929
Dominion Energy, Inc.	2,446	137,147
Duke Energy Corp.	1,297	158,195
E.ON SE (Germany)	14,616	220,625
Edison International	20,529	1,209,569
ENGIE SA (France)	21,481	418,575
Eni SpA (Italy)	4,251	65,748
Eversource Energy	2,083	129,375
Exelon Corp.	10,470	482,458
Iberdrola SA (Spain)	65,210	1,053,016
National Fuel Gas co.	1,910	151,253
New Jersey Resources Corp.	1,499	73,541
NextEra Energy, Inc.	10,966	777,380
Northwest Natural Holding Co.	324	13,841
NRG Energy, Inc.	10,264	979,801
Otter Tail Corp.	151	12,136
PG&E Corp.	17,072	293,297
PNM Resources, Inc.	219	11,712

Dynamic Asset Allocation Conservative Fund
15

COMMON STOCKS (51.8%)* cont.	Shares	Value
Utilities and power cont.
Portland General Electric Co.	437	$19,490
PPL Corp.	16,907	610,512
Public Service Enterprise Group, Inc.	1,529	125,837
RWE AG (Germany)	1,839	65,661
SJW Group	289	15,805
Unitil Corp.	212	12,230
Vistra Corp.	972	114,152
		7,521,226
Total common stocks (cost $193,288,112)		$294,506,906
CORPORATE BONDS AND NOTES (22.6%)*		Principal amount	Value
Basic materials (1.2%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$131,074
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32		35,000	35,513
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		75,000	77,364
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31		15,000	14,108
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		25,000	23,831
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		120,000	119,266
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31		30,000	29,743
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		60,000	61,249
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	137,301
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	40,296
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	84,184
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	89,936
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	45,166
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34		40,000	39,742
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)		248,000	254,853
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)		115,000	118,806
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)		376,000	382,465
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		184,000	175,661
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		70,000	71,793
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		110,000	96,153
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		238,000	237,069
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		75,000	72,044
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		65,000	62,453
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32		90,000	90,695
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	31,709
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		85,000	79,634
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	105,000	106,345
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	35,630
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		65,000	64,167
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		75,000	75,351
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	185,511
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		414,000	364,477
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	79,661
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		156,000	132,510
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	255,248
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		175,000	170,426
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		308,000	305,034
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		61,000	40,158
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		108,000	93,396
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	66,117
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		80,000	78,500
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	72,959
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		40,000	42,374
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	17,407
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		60,000	60,898
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	65,333
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	88,214
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		404,000	363,733

16
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.6%)* cont.		Principal amount	Value
Basic materials cont.
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		$107,000	$104,946
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	45,985
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		55,000	55,394
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		30,000	29,891
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		65,000	69,130
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	76,165
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		65,000	62,519
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		70,000	72,595
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		90,000	90,077
TMS International Corp./DE 144A sr. unsec. notes 6.25%, 4/15/29		90,000	83,890
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		35,000	34,426
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		105,000	85,693
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		243,000	164,268
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		427,000	488,144
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		99,000	114,092
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		25,000	28,090
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		50,000	43,102
			7,013,964
Capital goods (1.3%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		25,000	23,431
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		115,000	111,563
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	90,797
Axon Enterprise, Inc. 144A sr. unsec. notes 6.25%, 3/15/33		$45,000	45,575
Axon Enterprise, Inc. 144A sr. unsec. notes 6.125%, 3/15/30		55,000	55,645
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		200,000	210,265
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		13,000	13,263
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		14,000	14,000
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		154,000	146,142
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		30,000	29,181
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		35,000	32,876
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		41,000	37,366
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		153,000	147,609
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		835,000	817,124
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		108,000	72,468
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		65,000	69,300
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		120,000	125,894
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		79,000	81,300
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		95,000	98,944
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		13,000	13,057
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		10,000	10,047
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		20,000	19,938
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		60,000	63,333
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	114,224
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		25,000	26,707
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,222
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		50,000	50,588
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		245,000	247,643
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		80,000	60,933
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		260,000	260,387
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		80,000	77,053
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,802
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		80,000	78,198
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		135,000	134,672
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		328,000	309,102
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	286,594
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	192,829
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	37,783
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		145,000	137,120
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		55,000	56,605
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	139,484

Dynamic Asset Allocation Conservative Fund
17

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Capital goods cont.
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	$182,000	$164,792
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	665,000	675,589
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28	30,000	30,676
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	55,000	57,629
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40	151,000	141,310
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	69,000	69,643
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	322,000	317,583
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	55,000	52,804
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	110,000	121,560
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	25,000	26,701
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	45,000	42,985
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	60,000	58,269
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	110,000	104,576
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31	15,000	15,451
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	90,000	88,684
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	60,000	61,371
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	5,000	5,070
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	70,000	69,798
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	48,000	43,086
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	306,000	294,728
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	147,000	149,601
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33	35,000	35,206
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	85,000	86,332
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	20,000	20,257
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33	35,000	35,206
		7,348,971
Communication services (2.4%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	462,000	408,709
American Tower Corp. sr. unsec. notes 4.90%, 3/15/30	110,000	110,626
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	263,000	242,050
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	526,000	509,402
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	396,000	387,238
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	1,258,000	853,224
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	50,000	49,478
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	573,000	469,980
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	440,000	383,059
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	270,000	261,484
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	200,000	185,676
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	65,000	57,655
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	80,000	71,127
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	352,000	317,125
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	487,000	367,400
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	48,000	47,991
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	261,000	164,707
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	137,000	77,961
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	123,000	85,228
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	206,000	158,191
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	200,000	182,596
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	281,000	273,531
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	395,000	384,927
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	219,000	208,804
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	128,000	126,498
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	135,000	158,479
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 10.00%, 2/15/31	65,000	62,468
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	30,000	28,672
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	30,000	29,099

18
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Communication services cont.
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	$55,000	$50,590
EchoStar Corp. company guaranty sr. sub. notes Ser. ., 10.75%, 11/30/29	80,000	84,132
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	123,000	115,120
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	986,000	960,233
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	60,000	63,253
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	55,000	54,985
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	77,000	82,890
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	695,000	695,841
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	141,000	150,576
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	810,000	688,475
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	12,000	11,507
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	547,000	539,152
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	70,000	62,733
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	4,000	4,000
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 5/15/32	77,000	77,515
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	324,000	327,799
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	155,000	147,376
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	303,000	325,550
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	855,000	719,338
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	602,000	414,961
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	300,000	283,473
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	966,000	961,322
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	181,000	169,217
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	200,000	212,221
		13,865,644
Consumer cyclicals (2.5%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	329,000	299,406
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	296,000	289,344
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	198,000	182,026
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	95,000	96,289
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	30,000	28,713
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	50,000	45,900
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	60,800	54,134
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	215,000	221,338
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	140,000	141,970
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	45,000	42,361
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	160,000	147,692
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	15,000	14,962
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	110,000	111,576
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	40,000	37,389
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	135,000	124,191
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	75,000	61,876
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	20,000	20,937
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	251,000	240,295
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33	40,000	39,448
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	116,000	115,621
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	140,000	140,176
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 6/1/31 ‡‡	40,000	44,481
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28 ‡‡	60,159	62,019
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	85,000	83,211
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	50,000	48,565
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	80,000	78,512
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	65,000	55,951
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29	50,000	46,531
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	55,000	53,628
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	650,000	619,043
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)	180,000	182,467
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29	90,000	73,567
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	35,000	33,531
Gray Media, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31	25,000	15,638
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)	90,000	90,514

Dynamic Asset Allocation Conservative Fund
19

CORPORATE BONDS AND NOTES (22.6%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		$110,000	$116,030
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		228,000	240,940
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		120,000	115,991
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		120,000	120,446
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		132,000	134,329
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		404,000	404,037
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		380,000	398,901
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		17,000	17,844
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		48,000	48,398
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		98,000	99,294
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)		200,000	200,495
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		55,000	53,841
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		200,000	197,262
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		744,000	742,906
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		155,000	153,617
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		65,000	55,431
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		115,000	101,310
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		95,000	99,066
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,378
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		120,000	121,740
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	50,541
Marriott International, Inc./MD sr. unsec. unsub. notes Ser. GG, 3.50%, 10/15/32		405,000	361,301
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	19,732
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		95,000	95,620
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		55,000	53,757
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		105,000	103,389
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		80,000	79,340
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		85,000	76,614
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		589,000	501,433
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		65,000	64,644
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	31,577
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32		55,000	54,367
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		45,000	46,928
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	443,100
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$45,000	47,078
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		440,000	454,405
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		57,000	54,416
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	75,491
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		50,000	46,870
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		45,000	46,908
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		25,000	24,588
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 4.625%, 3/15/30		65,000	59,496
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		295,000	283,864
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		112,000	108,404
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		80,000	79,392
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	100,000	127,612
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		$90,000	90,137
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		15,000	15,146
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		130,000	130,020
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		55,000	54,045
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	60,040
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	19,709
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		120,000	118,982
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		65,000	59,662
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		118,000	100,105
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		75,000	70,809
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	88,466
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		185,000	182,674

20
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.6%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		$105,000	$90,089
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		75,000	70,039
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		85,000	85,381
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		35,000	35,318
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		40,000	36,990
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	105,281
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$40,000	34,811
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	64,646
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		55,000	54,598
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		60,000	53,962
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	30,004
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	57,714
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	34,948
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		128,000	126,259
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		30,000	31,802
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		80,000	85,520
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		30,000	30,120
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		233,000	296,991
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		535,000	471,535
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	375,635
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		65,000	61,746
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		135,000	129,713
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		55,000	52,818
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		145,000	150,145
			14,327,285
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	72,470
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		30,000	30,219
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		122,000	119,868
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	174,325
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	678,271
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	14,044
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29 ‡‡		30,000	32,684
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		80,000	82,295
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	46,124
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		70,000	67,824
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	100,000	100,891
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$30,000	27,967
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		70,000	72,609
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		50,000	51,601
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	109,224
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	90,892
Gates Corp./DE 144A sr. unsec. notes 6.875%, 7/1/29		10,000	10,186
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29		40,000	40,167
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	99,665
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)		82,000	76,715
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		150,000	141,018
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		299,000	299,579
Mars, Inc. 144A sr. unsec. bonds 5.80%, 5/1/65		25,000	25,080
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55		40,000	39,995
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45		50,000	50,139
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35		55,000	55,296
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32		40,000	40,184
Mars, Inc. 144A sr. unsec. sub. notes 4.60%, 3/1/28		295,000	296,241
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31		73,000	72,706

Dynamic Asset Allocation Conservative Fund
21

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Consumer staples cont.
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	$189,000	$181,529
Opal Bidco SAS 144A sr. notes 6.50%, 3/31/32 (France)	200,000	200,000
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	407,000	415,110
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	200,000	199,481
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	60,000	60,113
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	20,000	20,815
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	60,000	58,519
Wayfair, LLC 144A company guaranty sr. sub. notes 7.75%, 9/15/30	80,000	77,436
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	75,000	72,008
		4,303,290
Energy (1.1%)
Aris Water Holdings, LLC 144A company guaranty sr. unsec. sub. notes 7.25%, 4/1/30	90,000	91,090
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	870,000	846,549
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33	105,000	104,545
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	45,000	46,496
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	75,000	77,115
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	100,000	103,952
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	25,000	23,179
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	50,000	57,019
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	145,000	147,506
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31	60,000	63,799
Expand Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	175,000	177,315
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	65,000	64,572
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	65,000	63,707
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	55,000	54,193
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	35,000	35,726
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28	45,000	45,239
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	200,000	197,962
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	155,000	153,498
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	115,000	112,394
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	125,000	122,241
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	90,000	89,266
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	120,000	104,314
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	70,000	69,117
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	180,000	178,223
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	97,000	102,928
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	253,000	278,711
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	475,000	465,795
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	149,000	152,763
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	55,000	55,857
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	98,000	86,186
Petronas Capital, Ltd. 144A company guaranty sr. unsec. notes 4.95%, 1/3/31 (Malaysia)	220,000	220,973
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	33,000	33,053
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	45,000	44,006
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	105,000	98,703
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	80,000	82,396
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	60,000	60,027
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	75,000	73,679
South Bow USA Infrastructure Holdings, LLC company guaranty sr. unsec. notes 5.026%, 10/1/29	225,000	223,358
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	282,000	277,016
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33	90,000	90,156
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	118,000	115,566
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	16,308	16,644
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	39,375	39,163
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	40,714	41,621
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	100,000	76,742
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	32,000	33,255
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	70,000	64,851
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	85,000	80,731
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	70,000	74,390

22
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Energy cont.
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	$75,000	$80,470
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	105,000	106,565
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	40,000	40,898
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	105,000	109,918
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	30,000	29,744
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	165,000	168,254
		6,453,436
Financials (7.7%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	300,000	302,052
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	199,705
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	90,000	91,625
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	90,000	93,828
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	210,000	212,955
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	759,000	672,772
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	450,000	439,607
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	175,000	160,637
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	234,000	233,147
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	45,000	46,350
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	736,000	689,802
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	305,000	305,219
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	115,000	115,444
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	25,000	25,141
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	105,000	101,587
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	367,000	409,145
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	263,000	262,913
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	172,000	155,900
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	170,000	172,078
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	85,000	77,163
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	270,000	258,284
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	253,000	244,077
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	110,000	113,411
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	204,000	202,322
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	25,000	26,871
Athene Global Funding 144A notes 5.526%, 7/11/31	105,000	106,582
Athene Global Funding 144A notes 5.349%, 7/9/27	245,000	248,381
Athene Global Funding 144A notes 1.985%, 8/19/28	547,000	498,657
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	203,078
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	198,301
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	1,400,000	1,210,199
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	400,720
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	1,690,000	1,629,318
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	572,000	513,666
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,133,000	1,017,240
Bank of America Corp. unsec. sub. FRN (CME Term SOFR 3 Month + 1.02%), 5.321%, 9/15/26	83,000	83,529
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	722,000	750,291
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	245,000	242,852
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	200,000	198,647
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	200,000	202,258
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	500,000	321,174
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	117,000	103,678
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	170,000	141,965
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	88,000	84,830
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	285,000	245,315
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	198,951
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	410,000	413,754
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	205,206
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	1,178,000	966,799
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,792,000	1,753,344

Dynamic Asset Allocation Conservative Fund
23

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Financials cont.
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	$408,000	$403,127
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	214,000	181,637
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	512,000	509,704
CNO Global Funding 144A notes 4.95%, 9/9/29	171,000	171,775
CNO Global Funding 144A notes 4.875%, 12/10/27	120,000	120,320
CNO Global Funding 144A notes 2.65%, 1/6/29	150,000	138,778
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	718,000	699,754
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	239,000	231,191
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	130,000	132,194
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	35,000	37,096
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	60,000	61,927
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	643,000	644,335
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	647,000	672,356
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	65,000	71,674
Freedom Mortgage Holdings, LLC 144A sr. unsec. notes 8.375%, 4/1/32	125,000	122,243
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	264,000	259,816
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	25,000	25,634
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	246,000	213,147
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	84,000	84,319
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,677,000	1,654,262
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	85,000	87,607
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	490,000	403,937
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	190,000	154,633
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	98,000	97,207
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)	400,000	389,134
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	195,000	192,013
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	185,000	185,403
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	100,000	106,517
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	35,000	36,792
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	75,000	80,387
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	228,000	213,097
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	305,000	312,258
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,887,000	1,851,226
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	1,005,000	1,033,072
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	207,000	187,462
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	75,000	73,099
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	295,000	294,405
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	183,000	193,528
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	194,000	194,846
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	15,000	15,633
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	10,000	10,348
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	71,000	70,066
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	236,000	214,193
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	385,000	422,766
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	305,000	309,237
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,758,000	1,719,948
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	507,000	501,582
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32	160,000	163,113
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	97,000	99,316
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	38,000	38,990
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	75,000	77,973
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	140,000	140,080
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	186,000	159,404
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	70,000	71,285
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	75,000	75,510
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	110,000	104,737
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29	170,000	164,223
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	825,000	786,566
Power Finance Corp., Ltd. sr. unsec. notes Ser. REGS, 3.95%, 4/23/30 (India)	200,000	190,099
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	150,000	156,618
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	149,000	133,135

24
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.6%)* cont.		Principal amount	Value
Financials cont.
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R		$66,000	$63,152
Protective Life Global Funding 144A 5.467%, 12/8/28		195,000	200,648
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28		20,000	20,494
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32		90,000	89,910
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		629,000	616,458
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29		390,000	381,854
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		390,000	389,303
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30		150,000	153,136
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36		754,000	626,540
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		389,000	389,861
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	303,843
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	1,084,922
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		250,000	243,145
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31 R		290,000	286,233
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R		374,000	374,266
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R		149,000	145,880
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		2,203,000	1,977,230
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		155,000	159,245
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		260,000	259,899
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		147,000	108,746
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		25,000	24,575
			43,596,844
Health care (1.7%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		230,000	232,961
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		384,000	328,329
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		320,000	325,808
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		140,000	131,444
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		50,000	51,938
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		75,000	76,097
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		462,000	421,776
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		255,000	259,477
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		80,000	70,046
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		60,000	59,185
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		45,000	43,007
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	49,727
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		90,000	74,361
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		70,000	71,313
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		60,000	60,623
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		35,000	34,933
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		122,000	109,523
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		18,698	18,841
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		167,139	161,656
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		185,000	186,185
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		208,000	149,613
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		166,000	152,719
Eli Lilly and Co. sr. unsec. unsub. notes 4.75%, 2/12/30		257,000	261,007
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		40,000	41,751
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		165,000	169,456
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		200,000	200,672
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	215,000	214,349
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$84,000	83,743
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		75,000	72,845
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		280,000	284,489
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		510,000	461,193
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		254,000	261,154
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		200,000	204,238
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		86,000	85,948
Insulet Corp. 144A sr. unsec. notes 6.50%, 4/1/33		25,000	25,429
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		80,000	74,833
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		45,000	43,212
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		532,000	420,691

Dynamic Asset Allocation Conservative Fund
25

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Health care cont.
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	$876,000	$733,484
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	100,000	95,018
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	702,000	694,602
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	76,000	76,198
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	375,000	314,169
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	235,000	236,629
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	55,000	49,057
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27	190,000	187,359
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29	75,000	70,732
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30	120,000	119,595
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	215,000	210,254
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	419,000	343,573
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	346,000	325,838
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	130,000	125,744
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	99,000	87,088
		9,643,912
Technology (1.4%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	45,000	43,975
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	739,000	656,133
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	351,000	294,607
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	34,000	34,540
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	161,000	163,967
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	468,000	462,967
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,240,000	1,206,669
Broadcom, Inc. sr. unsec. notes 5.05%, 4/15/30	145,000	146,974
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	80,000	81,131
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	66,000	54,201
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29	260,000	257,481
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	45,000	44,912
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29	80,000	77,824
CommScope, LLC. 144A company guaranty sr. unsec. notes 7.125%, 7/1/28	155,000	137,309
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31	65,000	65,607
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	95,000	87,706
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	107,000	101,874
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	54,000	52,629
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	107,000	105,940
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	392,000	387,858
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	80,000	76,039
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30	195,000	172,756
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	487,000	477,512
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	133,000	123,146
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	398,000	309,033
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	137,000	122,694
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	917,000	695,815
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	239,000	228,461
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	70,000	66,062
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)	30,000	26,975
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	155,000	135,538
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	426,000	359,646
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33	190,000	190,158
Synopsys, Inc. sr. unsec. notes 4.85%, 4/1/30	245,000	246,665
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	125,000	115,316
UKG, Inc. 144A sr. notes 6.875%, 2/1/31	90,000	91,366
		7,901,486
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	70,000	68,556
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	43,750	43,663
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	195,000	191,076

26
Dynamic Asset Allocation Conservative Fund

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Transportation cont.
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	$288,000	$240,738
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	150,000	146,968
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	133,000	132,393
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	300,000	302,018
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	203,900
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	310,000	314,571
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	40,000	37,881
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	105,000	105,683
		1,787,447
Utilities and power (2.2%)
AES Andes SA 144A sr. unsec. notes 6.25%, 3/14/32 (Chile)	200,000	201,482
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	158,000	153,687
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	316,000	270,257
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	140,000	143,643
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	462,000	457,366
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	110,000	94,520
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	60,000	57,332
Comision Federal de Electricidad company guaranty sr. unsec. unsub. notes Ser. REGS, 3.875%, 7/26/33 (Mexico)	250,000	206,071
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	172,000	180,975
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	160,000	135,692
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	155,000	159,240
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	446,000	343,946
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	551,000	534,574
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	211,000	232,439
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	241,000	234,275
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	420,000	433,396
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	410,000	343,816
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	837,000	791,743
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	68,000	69,060
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	810,000	802,119
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	130,000	129,479
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	402,000	408,170
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	31,000	31,685
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	125,000	119,055
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	343,000	392,535
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	185,000	186,596
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.45%, 3/15/35	845,000	852,907
NiSource, Inc. sr. unsec. unsub. bonds 5.85%, 4/1/55	170,000	169,139
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	80,000	78,823
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	70,000	77,285
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	91,000	88,084
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	463,000	357,884
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	61,000	57,234
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	575,000	594,268
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	235,000	238,307
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)	200,000	202,143
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	50,000	49,268
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	95,000	91,301
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	178,000	181,887
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	163,000	156,377
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34	75,000	74,107
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	195,000	201,164
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	835,000	813,330
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	25,000	25,740
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	80,000	81,076
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	195,000	197,221
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	219,000	212,097
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	50,000	51,005
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	65,000	64,051

Dynamic Asset Allocation Conservative Fund
27

CORPORATE BONDS AND NOTES (22.6%)* cont.	Principal amount	Value
Utilities and power cont.
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	$45,000	$47,166
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	174,000	168,709
		12,243,726
Total corporate bonds and notes (cost $133,812,054)		$128,486,005
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.0%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$264,946	$276,803
5.50%, TBA, 4/1/55	1,000,000	1,002,211
4.50%, TBA, 4/1/55	6,000,000	5,757,188
4.50%, 5/20/49	13,674	13,147
4.00%, TBA, 4/1/55	2,000,000	1,872,405
3.00%, TBA, 4/1/55	5,000,000	4,429,300
3.00%, with due dates from 8/20/49 to 1/20/54	14,271,473	12,689,598
		26,040,652
U.S. Government Agency Mortgage Obligations (14.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	147,402	152,502
4.00%, 9/1/45	110,844	105,675
2.50%, with due dates from 8/1/50 to 8/1/51	2,123,681	1,779,112
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,406,360	1,455,065
5.28%, 12/1/28	147,000	151,516
4.69%, 8/1/28	63,000	63,862
4.00%, 1/1/57	332,581	311,009
3.50%, with due dates from 6/1/56 to 2/1/57	2,287,666	2,061,893
3.50%, 4/1/52	1,145,964	1,045,077
3.00%, with due dates from 4/1/46 to 4/1/52	8,080,879	7,131,211
2.73%, 9/1/29	187,218	175,348
2.50%, with due dates from 7/1/50 to 8/1/51	14,817,204	12,459,646
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/55	5,000,000	5,156,379
5.50%, TBA, 4/1/55	2,000,000	1,997,654
5.00%, TBA, 4/1/55	16,000,000	15,683,308
4.00%, TBA, 4/1/55	2,000,000	1,863,737
3.50%, TBA, 4/1/55	8,000,000	7,215,663
2.50%, TBA, 4/1/55	17,000,000	14,138,393
2.50%, TBA, 4/1/40	10,000,000	9,253,473
		82,200,523
Total U.S. government and agency mortgage obligations (cost $114,048,842)		$108,241,175
MORTGAGE-BACKED SECURITIES (5.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (1.3%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 7.834%, 4/15/37	$22,344	$25,639
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 6.471%, 3/15/35	36,550	37,593
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,599,355	283,713
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.49%, 10/25/53	212,300	213,822
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,273,805	517,872
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,079,423	782,204
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	2,451,809	490,218
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,459,912	519,826
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,256,220	461,709
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,407,229	463,718
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,668,241	309,533
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.587%, 4/15/44	2,662,421	264,400
REMICs Ser. 3391, PO, zero %, 4/15/37	1,971	1,703

28
Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	$1,936,899	$345,740
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	3,825,933	647,011
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	3,492,382	366,634
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,489,854	450,565
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	4,623	3,865
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	725	601
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, (US 30 Day Average SOFR + 1.15%), 5.494%, 4/20/51	289,250	293,953
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,513,927	565,604
FRB Ser. 16-H16, Class LI, IO, 3.335%, 7/20/66 W	2,904,365	117,557
Ser. 15-H26, Class EI, IO, 1.778%, 10/20/65 W	521,999	17,109
		7,180,589
Commercial mortgage-backed securities (1.8%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.931%, 5/15/53 W	3,092,831	116,129
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.514%, 11/17/38 (Cayman Islands)	36,534	36,467
BANK FRB Ser. 19-BN20, Class XA, IO, 0.807%, 9/15/62 W	3,696,618	114,228
Bank5 FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57 W	3,734,351	183,903
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	121,000	104,648
FRB Ser. 19-C4, Class XA, IO, 1.518%, 8/15/52 W	2,527,243	130,741
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57 W	4,761,856	293,613
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.781%, 12/16/36 (Cayman Islands)	239,224	239,430
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	182,000	170,351
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	179,000	169,401
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	24,425	23,490
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	140,000	129,323
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.723%, 5/10/47 W	217,000	199,518
FRB Ser. 13-CR13, Class C, 4.646%, 11/10/46 W	56,873	52,857
FRB Ser. 14-CR20, Class C, 4.541%, 11/10/47 W	383,136	369,436
FRB Ser. 15-LC21, Class B, 4.327%, 7/10/48 W	289,000	285,604
FRB Ser. 15-LC19, Class C, 4.216%, 2/10/48 W	370,000	357,083
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	112,714	111,349
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	147,486	141,028
Ser. 15-CR22, Class B, 3.926%, 3/10/48 W	135,000	132,098
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	111,674	111,549
FRB Ser. 14-UBS4, Class XA, IO, 0.629%, 8/10/47 W	609,195	2,257
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47 W	159,000	130,272
FRB Ser. 13-CR13, Class D, 4.646%, 11/10/46 W	299,000	181,944
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	170,000	165,080
FRB Ser. 15-C1, Class C, 3.96%, 4/15/50 W	233,000	212,332
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	255,000	247,143
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	264,000	261,508
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	390,262
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53 W	5,638,129	225,303
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.288%, 8/10/44 W	408,716	393,244
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.96%, 10/25/48 W	309,000	306,645
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 5.684%, 11/16/36 (Cayman Islands)	87,722	87,760
GS Mortgage Securities Trust FRB Ser. 19-GC38, Class XA, 1.007%, 2/10/52 W	3,468,715	115,739
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class B, 4.484%, 2/15/47 W	223,287	216,108
FRB Ser. 14-C23, Class B, 4.466%, 9/15/47 W	143,000	137,742
FRB Ser. 13-C12, Class C, 3.86%, 7/15/45 W	155,897	149,450
FRB Ser. 14-C25, Class XA, IO, 0.426%, 11/15/47 W	608,877	6
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.767%, 2/17/39	152,544	152,251

Dynamic Asset Allocation Conservative Fund
29

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	$386,000	$373,997
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48 W	193,000	188,693
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	234,000	202,592
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46 W	294,835	275,678
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.568%, 8/15/45 W	314,000	306,603
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	183,000	179,405
Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	193,000	182,585
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	357,873	27
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.972%, 12/15/50 W	2,518,935	56,495
FRB Ser. 18-C8, Class XA, IO, 0.808%, 2/15/51 W	5,396,352	107,140
Wells Fargo Commercial Mortgage Trust
Ser. 15-NXS1, Class AS, 3.406%, 5/15/48	171,000	170,560
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	204,496
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52 W	3,315,600	173,797
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57 W	4,406,586	170,688
FRB Ser. 16-LC25, Class XA, IO, 0.816%, 12/15/59 W	3,813,005	38,429
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.822%, 7/15/46 W	169,000	96,078
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C23, Class B, 4.293%, 10/15/57 W	93,000	86,884
FRB Ser. 13-C11, Class C, 3.75%, 3/15/45 W	628,000	598,034
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.464%, 3/15/44 (In default) † W	171,704	70,726
FRB Ser. 13-C15, Class D, 4.206%, 8/15/46 W	152,245	69,707
		10,399,906
Residential mortgage-backed securities (non-agency) (2.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.625%, 5/25/47	408,982	241,566
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69 ††	137,544	136,741
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	29,062	28,417
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	47,582	45,220
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.035%, 9/25/45	37,379	34,981
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.34%, 8/25/69	149,150	147,890
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	250,000	239,944
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.194%, 5/25/35 W	65,085	64,109
Countrywide Alternative Loan Trust
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.86%, 12/25/35	285,614	180,408
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.614%, 2/20/47	189,036	151,987
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69 ††	129,520	131,014
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 4.193%, 7/27/61 W	120,101	119,749
Ser. 21-RPL4, Class A1, 4.102%, 12/27/60 W	124,992	124,659
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.154%, 4/25/28	50,766	51,686
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.04%, 9/25/42	12,000	12,628
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.29%, 6/25/42	147,565	150,607
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.24%, 4/25/42	12,000	12,349
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.99%, 7/25/42	285,539	291,362
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.64%, 8/25/42	32,408	33,011
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.54%, 5/25/42	47,960	48,604

30
Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.49%, 9/25/42	$7,279	$7,343
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.44%, 3/25/42	6,307	6,350
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.436%, 3/25/43	73,158	74,150
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.34%, 6/25/43	23,243	23,353
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.34%, 4/25/42	23,066	23,243
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.19%, 11/25/43	31,462	31,799
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.19%, 11/25/43	34,825	35,118
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.14%, 11/25/41	346,000	347,771
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 1/25/34	24,027	24,079
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.84%, 10/25/41	142,893	143,016
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.64%, 2/25/42	62,570	62,602
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.29%, 1/25/45	508,538	507,636
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.29%, 12/25/41	36,836	36,728
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	40,209	39,988
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.404%, 8/25/28	94,805	98,419
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.204%, 8/25/28	154,149	160,424
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.454%, 9/25/28	74,911	76,602
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.354%, 10/25/28	19,073	19,766
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.154%, 4/25/28	367,509	376,757
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 8.904%, 1/25/29	244,729	252,092
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 8.804%, 5/25/29	183,206	190,431
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.704%, 4/25/29	126,425	130,737
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.704%, 1/25/29	299,545	308,050
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.104%, 9/25/29	27,000	27,909
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.004%, 7/25/29	260,195	267,031
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.254%, 2/25/30	49,804	51,330
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.104%, 2/25/30	4,882	4,896
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.804%, 1/25/31	63,256	64,411
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.84%, 3/25/42	44,000	45,663
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.44%, 3/25/42	44,000	45,411
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 4/25/42	497,000	510,053

Dynamic Asset Allocation Conservative Fund
31

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 1/25/42	$380,000	$387,904
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.286%, 6/25/42	34,680	35,785
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.89%, 7/25/42	28,138	28,840
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.836%, 9/25/42	66,386	67,380
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.736%, 12/25/42	19,363	19,776
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.64%, 1/25/43	38,338	39,150
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.604%, 11/25/39	15,678	15,713
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.44%, 3/25/42	114,344	116,086
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.34%, 3/25/42	88,304	89,159
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.286%, 9/25/43	10,651	10,714
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.24%, 12/25/41	100,000	100,935
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.04%, 7/25/43	21,136	21,207
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 12/25/41	102,000	102,335
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.54%, 1/25/42	93,377	93,505
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.49%, 9/25/44	134,110	134,045
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 2/25/45	356,259	356,225
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 3/25/44	17,076	17,058
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.44%, 5/25/44	37,120	37,069
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.436%, 1/25/45	122,052	121,878
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.39%, 9/25/44	29,823	29,775
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.34%, 7/25/44	6,079	6,072
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.34%, 12/25/41	39,082	39,017
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1A1, (US 30 Day Average SOFR + 1.00%), 5.336%, 2/25/45	109,554	109,525
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.286%, 1/25/45	107,235	106,882
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.24%, 11/25/41	3,946	3,944
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	192,017	182,450
JPMorgan Mortgage Trust 144A
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	134,113	135,187
FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.69%, 2/25/55	134,771	135,236
FRB Ser. 25-1, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 6/25/55	197,053	196,446
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.235%, 2/25/34	210,927	210,645
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	137,034	137,547
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.26%, 8/25/34	42,123	40,865
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.864%, 8/26/47 W	29,979	29,951
OBX Trust 144A Ser. 23-NQM10, Class A1, stepped-coupon 6.465% (7.465%, 11/1/27), 10/25/63 ††	256,575	259,457
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.485%, 10/25/34	89,185	88,067

32
Dynamic Asset Allocation Conservative Fund

MORTGAGE-BACKED SECURITIES (5.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.802%, 7/25/54	$242,483	$241,924
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	462,052	470,834
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	159,513	157,858
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50 W	60,864	57,965
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	480,410
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	403,000	360,970
Ser. 21-3, Class A1, 1.127%, 6/25/56 W	114,233	98,787
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.285%, 5/25/47	339,586	271,699
FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.47%), 4.795%, 1/25/37	69,880	61,661
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	174,000	162,833
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 5.664%, 6/25/34 W	77,480	71,830
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.395%, 7/25/45	81,342	81,559
FRB Ser. 04-AR13, Class A2B, (CME Term SOFR 1 Month + 0.99%), 5.315%, 11/25/34	88,623	83,918
		12,348,168
Total mortgage-backed securities (cost $29,932,372)		$29,928,663
COLLATERALIZED LOAN OBLIGATIONS (1.9%)*	Principal amount	Value
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/20/37 (Cayman Islands)	$250,000	$250,420
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	250,000	250,646
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 5.858%, 4/16/37 (Jersey)	250,000	250,497
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	250,000	250,292
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	200,000	200,697
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/17/34 (Cayman Islands)	275,000	275,356
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.657%, 10/24/37 (Cayman Islands)	250,000	250,255
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 5.714%, 7/15/36 (Cayman Islands)	310,000	310,358
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	250,000	250,121
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.653%, 10/21/37 (Jersey)	250,000	249,860
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	250,000	250,232
Elevation CLO, Ltd. 144A FRB Ser. 25-10A, Class AR, (CME Term SOFR 3 Month + 0.92%), 5.242%, 10/20/31 (Cayman Islands)	236,000	235,822
Elevation CLO, Ltd. 144A FRB Ser. 25-13A, Class A1R, (CME Term SOFR 3 Month + 1.06%), 5.377%, 7/15/34 (Cayman Islands)	250,000	250,117
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/18/37	250,000	250,466
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 10/21/37 (Cayman Islands)	250,000	251,209
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	200,000	200,597
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	250,000	251,058
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.793%, 4/20/37	250,000	250,686
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	150,000	150,183
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	250,000	250,145
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.412%, 7/25/34 (Cayman Islands)	250,000	250,528
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 6.558%, 7/16/36 (Cayman Islands)	250,000	251,065

Dynamic Asset Allocation Conservative Fund
33

COLLATERALIZED LOAN OBLIGATIONS (1.9%)* cont.	Principal amount	Value
LCM 41, Ltd. 144A FRB Ser. 41A, Class A1, (CME Term SOFR 3 Month + 1.46%), 5.762%, 4/15/36 (Jersey)	$250,000	$249,939
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	250,000	250,563
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.854%, 1/15/35 (Cayman Islands)	250,000	250,158
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 5.69%, 7/22/38 (Cayman Islands)	250,000	250,116
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	250,000	251,248
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 5.753%, 7/20/37 (Cayman Islands)	250,000	250,533
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	300,000	300,544
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 5.945%, 1/20/34 (Cayman Islands)	250,000	250,251
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	250,000	250,330
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.692%, 7/15/39 (Cayman Islands)	250,000	249,757
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	258,000	258,129
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	250,000	250,169
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	274,000	272,082
Symphony CLO XXXII, Ltd. 144A FRB Ser. 22-32A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.61%, 4/23/35 (Cayman Islands)	250,000	250,260
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 6.214%, 7/15/34 (Cayman Islands)	250,000	250,143
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/21/34 (Cayman Islands)	250,000	250,190
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 5.725%, 1/20/35 (Cayman Islands)	250,000	250,152
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 5.824%, 1/15/32 (Cayman Islands)	194,408	194,526
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 5.744%, 7/15/32 (Cayman Islands)	130,892	130,995
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.102%, 1/15/37 (Jersey)	250,000	250,731
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	250,000	250,343
Total collateralized loan obligations (cost $10,524,569)		$10,541,769
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$227,477
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		$200,000	194,995
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.75%, 9/12/31 (Brazil)		250,000	223,436
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		50,000	48,414
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	111,000	68,444
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		$200,000	203,340
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		230,000	228,091
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		310,000	251,441
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		200,000	178,330
Dominican Republic (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		110,000	110,627
Dominican Republic (Republic of) 144A sr. unsec. bonds 6.95%, 3/15/37 (Dominican Republic)		150,000	151,650
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		200,000	201,600
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		200,000	210,565
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		200,000	199,412
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		250,000	249,388
Kazakhstan (Republic of) sr. unsec. bonds Ser. REGS, 4.714%, 4/9/35 (Kazakhstan)		200,000	194,689
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		220,000	227,876
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		200,000	194,244
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	198,220
Peru (Republic of) sr. unsec. unsub. notes 2.783%, 1/23/31 (Peru)		330,000	290,120

34
Dynamic Asset Allocation Conservative Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)* cont.		Principal amount	Value
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		$210,000	$216,154
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	199,976
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	140,000	140,238
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		$230,000	221,354
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		300,000	294,830
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		350,000	295,331
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		250,000	293,750
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		50,000	59,118
Total foreign government and agency bonds and notes (cost $5,547,577)			$5,573,110
SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.175%, 11/23/27	$64,137	$59,559
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.324%, 4/30/28	29,627	27,368
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.862%, 3/15/30	60,000	57,375
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	47,668	43,576
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	63,000	62,948
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	34,564	34,629
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	79,800	79,650
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/23/29	64,302	56,867
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.549%, 9/22/28	19,745	19,584
		441,556
Capital goods (—%)
Clarios Global LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32	44,139	43,550
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.189%, 10/4/28	49,718	46,448
Filtration Group Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 12/26/28	30,000	30,012
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	24,404	24,164
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	71,079	70,977
		215,151
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.825%, 9/13/29	44,550	39,378
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	89,725	88,581
		127,959
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.439%, 8/21/28	21,134	21,031
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.799%, 6/18/31	14,925	14,806
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29	74,197	73,162
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.552%, 1/27/31	79,399	72,666
Great Canadian Gaming Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.75%), 9.053%, 11/1/29	46,013	45,453
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 5/30/31	34,648	32,084
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28	46,262	45,636
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	34,737	34,578
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29	91,819	89,245
		428,661
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.175%, 11/18/29	37,616	37,559
IRB Holding Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28	53,425	53,151
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30	23,968	23,869
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/27/28	67,893	68,080
		182,659
Health care (0.1%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 6.25%), 10.572%, 9/25/30 (Canada)	45,000	43,369
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27	64,225	64,080
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 4/23/31	80,595	80,011
Medline Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28	40,478	40,447
		227,907

Dynamic Asset Allocation Conservative Fund
35

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29	$18,294	$18,148
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.075%, 5/8/31	54,725	54,691
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	59,550	55,354
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.575%, 10/5/28	56,430	56,360
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	9,925	9,915
		194,468
Transportation (—%)
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)	39,722	39,316
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.297%, 2/24/31	49,848	49,709
		89,025
Total senior loans (cost $1,942,028)		$1,907,386
ASSET-BACKED SECURITIES (0.2%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	$425,000	$426,980
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 8/4/25	430,000	430,110
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 6/22/25	430,000	430,333
Total asset-backed securities (cost $1,285,000)		$1,287,423
INVESTMENT COMPANIES (0.1%)*	Shares	Value
iShares Russell 1000 Value ETF	1,954	$367,665
Total investment companies (cost $363,891)		$367,665
CONVERTIBLE BONDS AND NOTES (0.1%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$67,000	$62,427
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	40,000	55,679
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	76,000	79,344
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	40,000	26,940
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	52,000	62,114
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	30,000	30,575
Total convertible bonds and notes (cost $302,103)		$317,079
CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	747	$54,598
Boeing Co. (The) $3.00 cv. pfd.	1,724	103,147
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	651	31,079
PG&E Corp. $3.00 cv. pfd.	931	41,653
Total convertible preferred stocks (cost $202,650)		$230,477
PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$7,678,187	$13,726	$1,641
Total purchased options outstanding (cost $56,826)				$1,641
SHORT-TERM INVESTMENTS (9.1%)*	Principal amount/shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 4.460%, 7/2/25	$3,000,000	$2,966,032
GTA Funding, LLC asset-backed commercial paper 4.411%, 5/14/25	3,000,000	2,983,976
Putnam Short Term Investment Fund Class P 4.53% L	Shares 28,580,497	28,580,497
Sheffield Receivables Co., LLC asset-backed commercial paper 4.402%, 4/28/25 (United Kingdom)	$3,000,000	2,989,797
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% P	Shares 39,000	39,000
Sumitomo Mitsui Banking Corp./New York commercial paper 4.359%, 5/7/25	$3,000,000	2,986,626
U.S. Treasury Bills 4.312%, 4/8/25 #Ф	11,000,000	10,990,929
Total short-term investments (cost $51,538,274)		$51,536,857
TOTAL INVESTMENTS
Total investments (cost $542,844,298)	$632,926,156

36
Dynamic Asset Allocation Conservative Fund

Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $568,912,500.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,233,583 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $11,989 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Dynamic Asset Allocation Conservative Fund
37

FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $16,529,809) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Sell	4/16/25	$56,993	$58,312	$1,319
	British Pound	Sell	6/18/25	48,566	47,786	(780)
	Danish Krone	Sell	6/18/25	114,127	113,409	(718)
	Euro	Sell	6/18/25	267,258	264,968	(2,290)
	Japanese Yen	Buy	5/21/25	277,316	277,190	126
	Swedish Krona	Buy	6/18/25	7,256	7,229	27
Barclays Bank PLC
	Australian Dollar	Buy	4/16/25	32,059	31,589	470
	British Pound	Buy	6/18/25	248,515	249,237	(722)
	Danish Krone	Sell	6/18/25	11,989	11,911	(78)
	Euro	Sell	6/18/25	589,357	585,997	(3,360)
	Hong Kong Dollar	Buy	5/21/25	76,204	76,206	(2)
	Israeli Shekel	Sell	4/16/25	11,273	11,820	547
	Japanese Yen	Sell	5/21/25	12,682	12,968	286
	New Zealand Dollar	Buy	4/16/25	284	287	(3)
	New Zealand Dollar	Sell	4/16/25	284	279	(5)
	Swedish Krona	Buy	6/18/25	899,110	895,469	3,641
	Swiss Franc	Buy	6/18/25	18,367	18,333	34
Citibank, N.A.
	Danish Krone	Sell	6/18/25	60,479	59,319	(1,160)
	Israeli Shekel	Buy	4/16/25	484	491	(7)
Goldman Sachs International
	Hong Kong Dollar	Sell	5/21/25	32,595	32,637	42
	Japanese Yen	Sell	5/21/25	16,593	16,655	62
	Swiss Franc	Buy	6/18/25	171,560	171,277	283
HSBC Bank PLC
	British Pound	Sell	6/18/25	$159,261	158,071	(1,190)
	Danish Krone	Sell	6/18/25	126,567	125,852	(715)
	Euro	Sell	6/18/25	319,493	317,316	(2,177)
	Hong Kong Dollar	Sell	5/21/25	54,161	54,189	28
	Israeli Shekel	Sell	4/16/25	4,681	4,821	140
	Norwegian Krone	Sell	6/18/25	4,334	4,204	(130)
	Singapore Dollar	Buy	5/21/25	10,075	10,045	30
	Swedish Krona	Buy	6/18/25	207,443	206,614	829
	Swiss Franc	Buy	6/18/25	133,115	132,811	304
HSBC Bank USA, National Association
	Israeli Shekel	Buy	4/16/25	4,681	4,821	(140)
	Israeli Shekel	Sell	4/16/25	4,681	4,860	179
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/18/25	154,224	153,077	(1,147)
	Canadian Dollar	Sell	4/16/25	206,954	207,105	151
	Danish Krone	Sell	6/18/25	30,313	30,118	(195)
	Euro	Sell	6/18/25	191,131	189,463	(1,668)
	Norwegian Krone	Sell	6/18/25	382,353	370,741	(11,612)
	Swiss Franc	Buy	6/18/25	588,697	587,682	1,015
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/16/25	143,419	141,461	1,958
	British Pound	Sell	6/18/25	1,069,492	1,062,947	(6,545)
	Canadian Dollar	Sell	4/16/25	1,036,371	1,036,381	10
	Danish Krone	Sell	6/18/25	90,748	89,242	(1,506)
	Euro	Sell	6/18/25	380,307	381,393	1,086
	Hong Kong Dollar	Sell	5/21/25	23,291	23,304	13
	Japanese Yen	Buy	5/21/25	1,001,020	995,866	5,154
	New Zealand Dollar	Buy	4/16/25	170	170	—
	Swiss Franc	Buy	6/18/25	365,925	366,276	(351)

38
Dynamic Asset Allocation Conservative Fund

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $16,529,809) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/16/25	$790,962	$779,475	$11,487
		British Pound	Sell	6/18/25	128,133	127,127	(1,006)
		Canadian Dollar	Buy	4/16/25	48,192	48,257	(65)
		Chinese Yuan (Offshore)	Buy	5/21/25	516,918	516,374	544
		Euro	Sell	6/18/25	294,950	297,489	2,539
		Hong Kong Dollar	Buy	5/21/25	107,936	108,085	(149)
		Israeli Shekel	Buy	4/16/25	3,067	3,065	2
		Japanese Yen	Sell	5/21/25	21,453	20,779	(674)
		Norwegian Krone	Buy	6/18/25	2,690	2,689	1
		Singapore Dollar	Buy	5/21/25	283,273	282,396	877
		Swedish Krona	Buy	6/18/25	76,303	76,013	290
		Swiss Franc	Buy	6/18/25	840,327	839,682	645
	Toronto-Dominion Bank
		British Pound	Sell	6/18/25	201,886	200,385	(1,501)
		Swedish Krona	Buy	6/18/25	324,762	323,495	1,267
	UBS AG
		Australian Dollar	Buy	4/16/25	623,546	614,286	9,260
		British Pound	Sell	6/18/25	1,125,549	1,117,961	(7,588)
		Canadian Dollar	Sell	4/16/25	81,502	81,560	58
		Danish Krone	Sell	6/18/25	33,138	32,935	(203)
		Euro	Sell	6/18/25	62,335	61,789	(546)
		Hong Kong Dollar	Buy	5/21/25	56,014	56,010	4
		Israeli Shekel	Buy	4/16/25	78,209	79,325	(1,116)
		Japanese Yen	Buy	5/21/25	98,811	97,472	1,339
		Swiss Franc	Buy	6/18/25	327,827	327,298	529
	WestPac Banking Corp.
		Euro	Sell	6/18/25	840,868	833,663	(7,205)
	Unrealized appreciation						46,576
	Unrealized (depreciation)						(56,554)
	Total						$(9,978)
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	232	$27,849,524	$28,029,080	Jun-25	$961,747
Russell 2000 Index E-Mini (Long)	1	100,596	101,355	Jun-25	(13)
S&P 500 Index E-Mini (Long)	17	4,770,073	4,805,263	Jun-25	(32,970)
S&P 500 Index E-Mini (Short)	337	94,559,673	95,257,263	Jun-25	650,303
U.S. Treasury Bond 30 yr (Long)	187	21,931,594	21,931,594	Jun-25	202,712
U.S. Treasury Bond Ultra 30 yr (Long)	143	17,481,750	17,481,750	Jun-25	148,354
U.S. Treasury Bond Ultra 30 yr (Short)	3	366,750	366,750	Jun-25	(3,029)
U.S. Treasury Note 2 yr (Long)	265	54,900,547	54,900,547	Jun-25	226,712
U.S. Treasury Note 5 yr (Long)	392	42,397,250	42,397,250	Jun-25	452,654
U.S. Treasury Note 5 yr (Short)	15	1,622,344	1,622,344	Jun-25	(17,382)
U.S. Treasury Note 10 yr (Long)	232	25,802,750	25,802,750	Jun-25	318,613
U.S. Treasury Note Ultra 10 yr (Short)	23	2,624,875	2,624,875	Jun-25	(33,101)
Unrealized appreciation					2,961,095
Unrealized (depreciation)					(86,495)
Total					$2,874,600

Dynamic Asset Allocation Conservative Fund
39

WRITTEN OPTIONS OUTSTANDING at 3/31/25 (premiums $38,296) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$7,678,187	$13,726	$1,079
Total				$1,079
TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $8,374,453) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 4/1/55	$2,000,000	4/14/25	$1,960,413
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	3,000,000	4/14/25	2,869,871
Uniform Mortgage-Backed Securities, 4.00%, 4/1/55	1,000,000	4/14/25	931,869
Uniform Mortgage-Backed Securities, 3.50%, 4/1/55	1,000,000	4/14/25	901,958
Uniform Mortgage-Backed Securities, 3.00%, 4/1/55	1,000,000	4/14/25	866,798
Uniform Mortgage-Backed Securities, 2.50%, 4/1/55	1,000,000	4/14/25	831,670
Total			$8,362,579
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$18,767,000	$43,202E	$(20,848)	6/18/27	US SOFR — Annually	3.75% — Annually	$22,354
	38,497,000	88,620E	42,459	6/18/27	3.75% — Annually	US SOFR — Annually	(46,161)
	5,009,000	28,752E	(15,585)	6/18/30	US SOFR — Annually	3.75% — Annually	13,167
	21,244,000	121,941E	65,675	6/18/30	3.75% — Annually	US SOFR — Annually	(56,265)
	16,233,000	125,871E	(84,629)	6/18/35	US SOFR — Annually	3.85% — Annually	41,242
	7,420,000	83,764E	(101,759)	6/18/55	US SOFR — Annually	3.85% — Annually	(17,994)
	134,000	1,513E	1,829	6/18/55	3.85% — Annually	US SOFR — Annually	314
	Total	$(112,858)		$(43,343)
E	Extended effective date.
	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$9,502,973	$9,152,716	$—	3/26/26	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(352,754)
	9,496,113	9,227,209	—	3/26/26	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	272,629
	Goldman Sachs International
	12,483,566	12,395,641	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(86,901)
	11,535,025	11,446,587	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	85,728
	Upfront premium received		—	Unrealized appreciation			358,357
	Upfront premium (paid)		—	Unrealized (depreciation)			(439,655)
	Total	$—		Total			$(81,298)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Valero Energy Corp.	Energy	900	$118,862	1.30%
Unum Group	Financials	1,431	116,531	1.27%
Exelixis, Inc.	Health care	3,150	116,304	1.27%
Virtu Financial, Inc. Class A	Financials	2,969	113,167	1.24%
Ventas, Inc.	Health care	1,619	111,336	1.22%
NRG Energy, Inc.	Utilities and power	1,162	110,887	1.21%
Cheniere Energy, Inc.	Energy	472	109,332	1.19%

40
Dynamic Asset Allocation Conservative Fund

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
DoorDash, Inc. Class A	Consumer staples	591	$108,078	1.18%
Equitable Holdings, Inc.	Financials	2,066	107,616	1.18%
Qualcomm, Inc.	Technology	697	107,023	1.17%
American International Group, Inc.	Financials	1,205	104,800	1.15%
Freeport-McMoRan, Inc.	Basic materials	2,762	104,570	1.14%
Pegasystems, Inc.	Technology	1,498	104,145	1.14%
Johnson Controls International PLC	Capital goods	1,284	102,829	1.12%
Booking Holdings, Inc.	Consumer cyclicals	22	102,694	1.12%
Allison Transmission Holdings, Inc.	Capital goods	1,068	102,211	1.12%
MGIC Investment Corp.	Financials	4,095	101,480	1.11%
General Motors Co.	Consumer cyclicals	2,104	98,974	1.08%
DocuSign, Inc.	Technology	1,208	98,338	1.07%
Regeneron Pharmaceuticals, Inc.	Health care	155	98,002	1.07%
Uber Technologies, Inc.	Consumer staples	1,337	97,441	1.06%
Vornado Realty Trust	Financials	2,581	95,480	1.04%
Wintrust Financial Corp.	Financials	848	95,378	1.04%
Natera, Inc.	Health care	658	93,037	1.02%
Netflix, Inc.	Consumer cyclicals	100	92,791	1.01%
Axis Capital Holdings, Ltd.	Financials	880	88,219	0.96%
eBay, Inc.	Technology	1,266	85,749	0.94%
State Street Corp.	Financials	949	84,984	0.93%
Procore Technologies, Inc.	Technology	1,263	83,353	0.91%
Autonation, Inc.	Consumer cyclicals	512	82,862	0.91%
Southwest Airlines Co.	Transportation	2,426	81,457	0.89%
Fair Isaac Corp.	Technology	44	81,342	0.89%
Louisiana-Pacific Corp.	Basic materials	863	79,414	0.87%
Constellation Energy Corp.	Utilities and power	392	79,047	0.86%
Cadence Design Systems, Inc.	Technology	310	78,840	0.86%
Cirrus Logic, Inc.	Technology	783	77,986	0.85%
Synchrony Financial	Financials	1,465	77,545	0.85%
Howmet Aerospace, Inc.	Capital goods	588	76,271	0.83%
Tapestry, Inc.	Consumer cyclicals	1,045	73,574	0.80%
Jacobs Solutions, Inc.	Capital goods	595	71,888	0.79%
NVR, Inc.	Consumer cyclicals	10	71,466	0.78%
Textron, Inc.	Capital goods	988	71,412	0.78%
Toll Brothers, Inc.	Consumer cyclicals	676	71,333	0.78%
O’Reilly Automotive, Inc.	Consumer cyclicals	48	69,303	0.76%
Paycom Software, Inc.	Technology	314	68,680	0.75%
Pure Storage, Inc. Class A	Technology	1,550	68,620	0.75%
TransUnion	Consumer cyclicals	799	66,346	0.72%
Boyd Gaming Corp.	Consumer cyclicals	985	64,829	0.71%
Meta Platforms, Inc. Class A	Technology	112	64,567	0.71%
Affiliated Managers Group, Inc.	Financials	384	64,520	0.70%
A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Chesapeake Energy Corp.	Energy	1,082	$120,420	1.31%
Take-Two Interactive Software, Inc.	Technology	545	112,955	1.22%
Aon PLC	Financials	281	112,098	1.21%
Kinsale Capital Group, Inc.	Financials	230	111,977	1.21%
Domino’s Pizza, Inc.	Consumer staples	243	111,606	1.21%
DT Midstream, Inc.	Energy	1,141	110,114	1.19%
Blue Owl Capital, Inc.	Financials	5,487	109,954	1.19%
Jack Henry & Associates, Inc.	Technology	569	103,905	1.13%
Tyler Technologies, Inc.	Technology	177	102,863	1.11%

Dynamic Asset Allocation Conservative Fund
41

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Lithia Motors, Inc.	Consumer cyclicals	342	$100,536	1.09%
NortonLifeLock, Inc.	Technology	3,722	98,776	1.07%
Watsco, Inc.	Consumer staples	192	97,784	1.06%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	471	96,844	1.05%
Roivant Sciences, Ltd.	Health care	9,437	95,220	1.03%
BWX Technologies, Inc.	Capital goods	947	93,457	1.01%
RPM International, Inc.	Basic materials	795	91,912	1.00%
Equifax, Inc.	Consumer cyclicals	345	84,008	0.91%
SoFi Technologies, Inc.	Financials	7,214	83,903	0.91%
Entegris, Inc.	Technology	951	83,217	0.90%
Digital Realty Trust, Inc.	Financials	581	83,203	0.90%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	4,386	83,157	0.90%
Fox Corp. Class B	Consumer cyclicals	1,572	82,862	0.90%
Dell Technologies, Inc. Class C	Technology	896	81,703	0.89%
Micron Technology, Inc.	Technology	933	81,030	0.88%
Texas Instruments, Inc.	Technology	441	79,275	0.86%
Ross Stores, Inc.	Consumer cyclicals	618	79,008	0.86%
Atmos Energy Corp.	Utilities and power	511	78,926	0.86%
Amdocs, Ltd.	Technology	858	78,482	0.85%
Royal Gold, Inc.	Basic materials	444	72,559	0.79%
LPL Financial Holdings, Inc.	Financials	220	72,129	0.78%
Carnival Corp.	Consumer cyclicals	3,669	71,661	0.78%
Stanley Black & Decker, Inc.	Consumer cyclicals	912	70,135	0.76%
Arthur J. Gallagher & Co.	Financials	203	69,982	0.76%
CarMax, Inc.	Consumer cyclicals	886	69,046	0.75%
Nike, Inc. Class B	Consumer cyclicals	1,084	68,811	0.75%
D.R. Horton, Inc.	Consumer cyclicals	538	68,436	0.74%
Healthcare Realty Trust, Inc.	Financials	4,026	68,040	0.74%
Generac Holdings, Inc.	Capital goods	530	67,176	0.73%
PTC, Inc.	Technology	429	66,453	0.72%
Monolithic Power Systems, Inc.	Technology	114	65,962	0.71%
Albemarle Corp.	Basic materials	909	65,494	0.71%
TKO Group Holdings, Inc.	Consumer cyclicals	417	63,729	0.69%
Brown-Forman Corp. Class B	Consumer staples	1,797	60,993	0.66%
Avis Budget Group, Inc.	Consumer staples	799	60,630	0.66%
CH Robinson Worldwide, Inc.	Transportation	588	60,222	0.65%
Bunge Global SA	Basic materials	786	60,029	0.65%
T Rowe Price Group, Inc.	Financials	645	59,262	0.64%
AppLovin Corp. Class A	Technology	222	58,865	0.64%
Globant SA (Argentina)	Technology	498	58,670	0.64%
Agree Realty Corp.	Financials	757	58,442	0.63%
A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Metro, Inc. (Canada)	Consumer staples	1,081	$75,189	0.61%
Consolidated Edison, Inc.	Utilities and power	676	74,736	0.60%
FactSet Research Systems, Inc.	Consumer cyclicals	164	74,597	0.60%
George weston, Ltd. (Canada)	Consumer staples	437	74,555	0.60%
Endesa SA (Spain)	Utilities and power	2,811	74,395	0.60%
Telia Co. AB (Sweden)	Communication services	20,584	74,366	0.60%
Exxon Mobil Corp.	Energy	619	73,624	0.59%
ENGIE SA (France)	Utilities and power	3,775	73,539	0.59%
Telenor ASA (Norway)	Communication services	5,147	73,537	0.59%
Automatic Data Processing, Inc.	Consumer cyclicals	241	73,490	0.59%
ConocoPhillips	Energy	697	73,182	0.59%

42
Dynamic Asset Allocation Conservative Fund

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
SS&C Technologies Holdings, Inc.	Technology	876	$73,138	0.59%
Avery Dennison Corp.	Basic materials	411	73,125	0.59%
PepsiCo, Inc.	Consumer staples	487	72,953	0.59%
Danone SA (France)	Consumer staples	953	72,902	0.59%
Veralto Corp.	Capital goods	747	72,802	0.59%
MSCI, Inc.	Technology	129	72,760	0.59%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	5,191	72,117	0.58%
TotalEnergies SE (France)	Energy	1,119	72,099	0.58%
Empire Co., Ltd. (Canada)	Consumer staples	2,130	71,423	0.58%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	3,137	70,966	0.57%
Holcim AG (Switzerland)	Basic materials	663	70,826	0.57%
SSE PLC (United Kingdom)	Utilities and power	3,423	70,422	0.57%
Central Japan Railway Co. (Japan)	Transportation	3,663	69,917	0.56%
Novartis AG (Switzerland)	Health care	632	69,864	0.56%
Rio Tinto PLC (United Kingdom)	Basic materials	1,176	69,602	0.56%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	909	69,207	0.56%
AT&T, Inc.	Communication services	2,429	68,699	0.55%
Philip Morris International, Inc.	Consumer staples	430	68,332	0.55%
Exor NV (Netherlands)	Financials	756	68,231	0.55%
Hartford Financial Services Group, Inc. (The)	Financials	535	66,182	0.53%
Elisa Oyj (Finland)	Communication services	1,357	66,068	0.53%
Garmin, Ltd.	Technology	298	64,807	0.52%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	4,563	64,673	0.52%
Royal Bank of Canada (Canada)	Financials	571	64,259	0.52%
Graco, Inc.	Capital goods	763	63,696	0.51%
BOC Hong Kong Holdings, Ltd. (Hong Kong)	Financials	15,721	63,446	0.51%
VeriSign, Inc.	Technology	247	62,778	0.51%
Iberdrola SA (Spain)	Utilities and power	3,885	62,691	0.51%
Allegion PLC (Ireland)	Capital goods	471	61,386	0.50%
Verisk Analytics, Inc.	Consumer cyclicals	206	61,282	0.49%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	7,409	60,378	0.49%
Weyerhaeuser Co.	Basic materials	2,046	59,915	0.48%
Kimberly-Clark Corp.	Consumer cyclicals	413	58,670	0.47%
PayPal Holdings, Inc.	Consumer cyclicals	896	58,441	0.47%
Smiths Group PLC (United Kingdom)	Capital goods	2,339	58,289	0.47%
Sandvik AB (Sweden)	Capital goods	2,775	58,004	0.47%
Eni SpA (Italy)	Utilities and power	3,716	57,389	0.46%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	369	57,291	0.46%
Johnson & Johnson	Health care	339	56,224	0.45%
A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Imperial Brands PLC (United Kingdom)	Consumer staples	1,884	$69,681	0.61%
Paychex, Inc.	Technology	450	69,443	0.61%
Realty Income Corp.	Financials	1,192	69,126	0.60%
Waste Connections, Inc.	Capital goods	351	68,571	0.60%
Visa, Inc. Class A	Financials	195	68,426	0.60%
Orange SA (France)	Communication services	5,252	68,054	0.59%
Equifax, Inc.	Consumer cyclicals	279	67,970	0.59%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	393	67,725	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	1,354	67,670	0.59%
Keppel, Ltd. (Singapore)	Capital goods	13,146	67,484	0.59%
Westlake Corp.	Basic materials	672	67,199	0.59%
Allianz SE (Germany)	Financials	176	66,827	0.58%
Hermes International (France)	Consumer cyclicals	25	66,162	0.58%

Dynamic Asset Allocation Conservative Fund
43

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Straumann Holding AG (Switzerland)	Health care	552	$66,062	0.58%
Wilmar International, Ltd. (Singapore)	Basic materials	26,073	64,984	0.57%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	6,126	64,782	0.57%
Swisscom AG (Switzerland)	Communication services	111	64,026	0.56%
Martin Marietta Materials, Inc.	Basic materials	133	63,814	0.56%
Pernod Ricard SA (France)	Consumer staples	639	62,959	0.55%
Heineken NV (Netherlands)	Consumer staples	741	60,334	0.53%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	23,111	58,977	0.52%
Masco Corp.	Consumer cyclicals	841	58,458	0.51%
Antofagasta PLC (Chile)	Basic materials	2,694	58,012	0.51%
Coca-Cola Co. (The)	Consumer staples	798	57,122	0.50%
Haleon PLC (United Kingdom)	Consumer staples	11,263	56,884	0.50%
Redeia Corp. SA (Spain)	Utilities and power	2,765	55,428	0.48%
WEC Energy Group, Inc.	Utilities and power	503	54,833	0.48%
Commonwealth Bank of Australia (Australia)	Financials	579	54,458	0.48%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	2,169	54,391	0.48%
EssilorLuxottica SA (France)	Health care	185	52,986	0.46%
Ferrovial SE (Netherlands)	Basic materials	1,191	52,975	0.46%
Xcel Energy, Inc.	Utilities and power	740	52,364	0.46%
Occidental Petroleum Corp.	Energy	1,053	51,953	0.45%
Nutrien, Ltd. (Canada)	Basic materials	1,046	51,927	0.45%
Norfolk Southern Corp.	Transportation	215	50,945	0.45%
Southern Co. (The)	Utilities and power	549	50,510	0.44%
Industrivarden AB Class C (Sweden)	Financials	1,374	50,265	0.44%
Salmar ASA (Norway)	Basic materials	1,049	50,182	0.44%
Mastercard, Inc. Class A	Consumer cyclicals	91	49,985	0.44%
Dominion Energy, Inc.	Utilities and power	887	49,758	0.43%
Prologis, Inc.	Financials	440	49,191	0.43%
REA Group, Ltd. (Australia)	Technology	357	48,870	0.43%
SAP SE (Germany)	Technology	185	48,775	0.43%
Cellnex Telecom, SA 144A (Spain)	Communication services	1,375	48,749	0.43%
Assicurazioni Generali SpA (Italy)	Financials	1,393	48,709	0.43%
PPL Corp.	Utilities and power	1,343	48,510	0.42%
Kubota Corp. (Japan)	Capital goods	3,942	48,262	0.42%
AvalonBay Communities, Inc.	Financials	224	48,077	0.42%
Hess Corp.	Energy	297	47,368	0.41%
Coloplast A/S Class B (Denmark)	Health care	444	46,470	0.41%
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 44 Index	B+/P	$(217,885)	$4,518,000	$233,581	6/20/30	500 bp — Quarterly	$15,695
	CDX NA IG Series 43 Index	BBB+/P	(1,132,746)	50,350,000	952,169	12/20/29	100 bp — Quarterly	(160,244)
	Total	$(1,350,631)		$(144,549)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

44
Dynamic Asset Allocation Conservative Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$7,854,137	$4,678,438	$—
Capital goods	12,125,959	3,164,156	—
Communication services	4,451,154	1,064,057	—
Conglomerates	1,184,597	1,679,688	—
Consumer cyclicals	40,079,146	6,700,743	—
Consumer staples	16,240,445	4,305,276	—
Energy	7,797,207	2,770,604	—
Financials	36,443,195	13,254,769	—
Health care	25,529,287	5,681,309	1,552
Technology	80,647,128	5,277,335	—
Transportation	5,191,605	863,893	—
Utilities and power	5,763,262	1,757,964	—
Total common stocks	243,307,122	51,198,232	1,552
Asset-backed securities	—	1,287,423	—
Collateralized loan obligations	—	10,541,769	—
Convertible bonds and notes	—	317,079	—
Convertible preferred stocks	230,477	—	—
Corporate bonds and notes	—	128,486,005	—
Foreign government and agency bonds and notes	—	5,573,110	—
Investment companies	367,665	—	—
Mortgage-backed securities	—	29,928,663	—
Purchased options outstanding	—	1,641	—
Senior loans	—	1,907,386	—
U.S. government and agency mortgage obligations	—	108,241,175	—
Short-term investments	39,000	51,497,857	—
Totals by level	$243,944,264	$388,980,340	$1,552
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$(9,978)	$—
	Futures contracts	2,874,600	—	—
	Written options outstanding	—	(1,079)	—
	TBA sale commitments	—	(8,362,579)	—
	Interest rate swap contracts	—	69,515	—
	Total return swap contracts	—	(81,298)	—
	Credit default contracts	—	1,206,082	—
	Totals by level	$2,874,600	$(7,179,337)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund
45

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $514,263,801)	$604,345,659
Affiliated issuers (identified cost $28,580,497) (Note 5)	28,580,497
Cash	10,644
Foreign currency (cost $29,461) (Note 1)	29,182
Dividends, interest and other receivables	2,764,000
Foreign tax reclaim	591,867
Receivable for shares of the fund sold	1,567,998
Receivable for investments sold	856,450
Receivable for sales of TBA securities (Note 1)	8,381,735
Receivable for variation margin on futures contracts (Note 1)	427,288
Receivable for variation margin on centrally cleared swap contracts (Note 1)	281,362
Unrealized appreciation on forward currency contracts (Note 1)	46,576
Unrealized appreciation on OTC swap contracts (Note 1)	358,357
Deposits with broker (Note 1)	2,521,088
Prepaid assets	49,165
Total assets	650,811,868

LIABILITIES
Payable for investments purchased	1,188,141
Payable for purchases of TBA securities (Note 1)	68,417,788
Payable for shares of the fund repurchased	1,759,318
Payable for compensation of Manager (Note 2)	245,113
Payable for custodian fees (Note 2)	74,610
Payable for investor servicing fees (Note 2)	105,434
Payable for Trustee compensation and expenses (Note 2)	125,802
Payable for administrative services (Note 2)	1,140
Payable for distribution fees (Note 2)	106,695
Payable for variation margin on futures contracts (Note 1)	527,514
Payable for variation margin on centrally cleared swap contracts (Note 1)	242,685
Unrealized depreciation on OTC swap contracts (Note 1)	439,655
Unrealized depreciation on forward currency contracts (Note 1)	56,554
Written options outstanding, at value (premiums $38,296) (Note 1)	1,079
TBA sale commitments, at value (proceeds receivable $8,374,453) (Note 1)	8,362,579
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	39,000
Payable to broker (Note 1)	29,157
Other accrued expenses	177,104
Total liabilities	81,899,368
Net assets	$568,912,500

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$514,789,013
Total distributable earnings (Note 1)	54,123,487
Total — Representing net assets applicable to capital shares outstanding	$568,912,500
(Continued on next page)

46	Dynamic Asset Allocation Conservative Fund

Statement of assets and liabilities (continued)

Net asset value and redemption price per class A share ($349,978,339 divided by 33,124,018 shares)	$10.57
Offering price per class A share (100/94.25 of $10.57)*	$11.21
Net asset value and offering price per class C share ($34,987,194 divided by 3,369,097 shares)**	$10.38
Net asset value, offering price and redemption price per class P share ($21,037,192 divided by 1,981,725 shares)	$10.62
Net asset value, offering price and redemption price per class R share ($4,386,853 divided by 399,508 shares)	$10.98
Net asset value, offering price and redemption price per class R5 share ($3,751 divided by 352 shares)†	$10.64
Net asset value, offering price and redemption price per class R6 share ($62,745,728 divided by 5,904,477 shares)	$10.63
Net asset value, offering price and redemption price per class Y share ($95,773,443 divided by 9,009,249 shares)	$10.63
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund	47

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Interest	$5,682,900
Dividends (net of foreign tax of $57,971) (including dividend income of $636,547 from investments in affiliated issuers) (Note 5)	2,882,213
Other Income (Note 1)	380,550
Total investment income	8,945,663

EXPENSES
Compensation of Manager (Note 2)	1,451,151
Investor servicing fees (Note 2)	321,609
Custodian fees (Note 2)	65,115
Trustee compensation and expenses (Note 2)	9,858
Distribution fees (Note 2)	648,492
Administrative services (Note 2)	6,547
Other	208,292
Total expenses	2,711,064
Expense reduction (Note 2)	(5,925)
Net expenses	2,705,139
Net investment income	6,240,524

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	10,233,892
Foreign currency transactions (Note 1)	1,298
Forward currency contracts (Note 1)	(99,072)
Futures contracts (Note 1)	(5,331,954)
Swap contracts (Note 1)	(98,482)
Written options (Note 1)	268,608
Total net realized gain	4,974,290
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(22,301,675)
Assets and liabilities in foreign currencies	(23,162)
Forward currency contracts	(31,705)
Futures contracts	6,071,832
Swap contracts	(40,216)
Written options	(216,142)
Total change in net unrealized depreciation	(16,541,068)
Net loss on investments	(11,566,778)
Net decrease in net assets resulting from operations	($5,326,254)

The accompanying notes are an integral part of these financial statements.

48	Dynamic Asset Allocation Conservative Fund

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Increase (decrease) in net assets
Operations
Net investment income	$6,240,524	$12,496,099
Net realized gain on investments and foreign currency transactions	4,974,290	25,687,382
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(16,541,068)	63,774,356
Net increase (decrease) in net assets resulting from operations	(5,326,254)	101,957,837
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(8,105,889)	(8,613,406)
Class B	—	(17,486)
Class C	(721,673)	(809,651)
Class P	(464,980)	(301,118)
Class R	(88,222)	(92,067)
Class R5	(92)	(321)
Class R6	(1,569,784)	(1,795,554)
Class Y	(2,174,769)	(2,003,063)
Net realized short-term gain on investments
Class A	(3,962,996)	—
Class C	(437,022)	—
Class P	(203,368)	—
Class R	(45,139)	—
Class R5	(41)	—
Class R6	(726,935)	—
Class Y	(951,622)	—
From capital gain on investments
Net realized long-term gain on investments
Class A	(2,292,642)	—
Class C	(252,822)	—
Class P	(117,651)	—
Class R	(26,113)	—
Class R5	(23)	—
Class R6	(420,541)	—
Class Y	(550,525)	—
Increase (decrease) from capital share transactions (Note 4)	12,529,750	(29,853,268)
Total increase (decrease) in net assets	(15,909,353)	58,471,903
Net assets
Beginning of period	584,821,853	526,349,950
End of period	$568,912,500	$584,821,853
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund	49

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class A
March 31, 2025**	$11.11	.12	(.22)	(.10)	(.25)	(.19)	(.44)	$10.57	(.92)*	$349,978	.49*	1.06*	141*
September 30, 2024	9.44	.23	1.70	1.93	(.26)	—	(.26)	11.11	20.64	368,551	1.00	2.27	372
September 30, 2023	9.49	.21	.35	.56	(.19)	(.42)	(.61)	9.44	5.97	324,689	1.03	2.18	456
September 30, 2022	11.83	.16	(1.99)	(1.83)	(.16)	(.35)	(.51)	9.49	(16.17)	354,957.98		1.51	361
September 30, 2021	11.22	.14	.87	1.01	(.16)	(.24)	(.40)	11.83	9.14	461,749.97		1.21	380
September 30, 2020	10.76	.16	.55	.71	(.22)	(.03)	(.25)	11.22	6.70	447,803.98		1.47	395
Class C
March 31, 2025**	$10.92	.07	(.21)	(.14)	(.21)	(.19)	(.40)	$10.38	(1.32)*	$34,987	.86*	.68*	141*
September 30, 2024	9.29	.15	1.66	1.81	(.18)	—	(.18)	10.92	19.63	41,800	1.75	1.50	372
September 30, 2023	9.34	.14	.35	.49	(.12)	(.42)	(.54)	9.29	5.27	51,143	1.78	1.43	456
September 30, 2022	11.66	.08	(1.97)	(1.89)	(.08)	(.35)	(.43)	9.34	(16.88)	67,579	1.73	.76	361
September 30, 2021	11.06	.05	.86	.91	(.07)	(.24)	(.31)	11.66	8.36	99,034	1.72	.47	380
September 30, 2020	10.61	.08	.54	.62	(.14)	(.03)	(.17)	11.06	5.92	101,750	1.73	.73	395
Class P
March 31, 2025**	$11.16	.14	(.22)	(.08)	(.27)	(.19)	(.46)	$10.62	(.74)*	$21,037	.31*	1.25*	141*
September 30, 2024	9.49	.28	1.68	1.96	(.29)	—	(.29)	11.16	20.98	16,755.63		2.68	372
September 30, 2023	9.52	.22	.40	.62	(.23)	(.42)	(.65)	9.49	6.55	8,748.64		2.31	456
September 30, 2022	11.88	.21	(2.02)	(1.81)	(.20)	(.35)	(.55)	9.52	(15.95)	169,945.60		1.92	361
September 30, 2021	11.26	.19	.87	1.06	(.20)	(.24)	(.44)	11.88	9.61	180,544.59		1.60	380
September 30, 2020	10.80	.20	.55	.75	(.26)	(.03)	(.29)	11.26	7.10	170,539.59		1.86	395
Class R
March 31, 2025**	$11.52	.11	(.23)	(.12)	(.23)	(.19)	(.42)	$10.98	(1.03)*	$4,387	.61*	.94*	141*
September 30, 2024	9.79	.21	1.75	1.96	(.23)	—	(.23)	11.52	20.20	4,208	1.25	2.01	372
September 30, 2023	9.81	.19	.38	.57	(.17)	(.42)	(.59)	9.79	5.80	4,172	1.28	1.93	456
September 30, 2022	12.21	.14	(2.06)	(1.92)	(.13)	(.35)	(.48)	9.81	(16.39)	5,032	1.23	1.23	361
September 30, 2021	11.57	.12	.89	1.01	(.13)	(.24)	(.37)	12.21	8.82	8,115	1.22	.97	380
September 30, 2020	11.08	.14	.57	.71	(.19)	(.03)	(.22)	11.57	6.51	9,223	1.23	1.23	395
Class R5
March 31, 2025**	$11.18	.13	(.22)	(.09)	(.26)	(.19)	(.45)	$10.64	(.80)*	$4	.36*	1.18*	141*
September 30, 2024	9.50	.26	1.70	1.96	(.28)	—	(.28)	11.18	20.92	5.74		2.49	372
September 30, 2023	9.53	.22	.38	.60	(.21)	(.42)	(.63)	9.50	6.32	15.75		2.26	456
September 30, 2022	11.88	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.53	(15.97)	3,726.71		1.80	361
September 30, 2021	11.26	.17	.88	1.05	(.19)	(.24)	(.43)	11.88	9.49	4,959.70		1.49	380
September 30, 2020	10.80	.19	.55	.74	(.25)	(.03)	(.28)	11.26	6.99	4,664.70		1.77	395

The accompanying notes are an integral part of these financial statements.

50
Dynamic Asset Allocation Conservative Fund

Financial highlights cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[d]
Class R6
March 31, 2025**	$11.17	.13	(.22)	(.09)	(.26)	(.19)	(.45)	$10.63	(.75)*	$62,746	.33*	1.22*	141*
September 30, 2024	9.50	.27	1.69	1.96	(.29)	—	(.29)	11.17	20.93	67,809.67		2.60	372
September 30, 2023	9.54	.25	.36	.61	(.23)	(.42)	(.65)	9.50	6.43	62,971.68		2.53	456
September 30, 2022	11.89	.20	(2.01)	(1.81)	(.19)	(.35)	(.54)	9.54	(15.89)	77,067.64		1.85	361
September 30, 2021	11.27	.18	.88	1.06	(.20)	(.24)	(.44)	11.89	9.54	112,853.63		1.57	380
September 30, 2020	10.81	.20	.55	.75	(.26)	(.03)	(.29)	11.27	7.04	119,654.63		1.84	395
Class Y
March 31, 2025**	$11.17	.13	(.22)	(.09)	(.26)	(.19)	(.45)	$10.63	(.81)*	$95,773	.36*	1.19*	141*
September 30, 2024	9.50	.26	1.69	1.95	(.28)	—	(.28)	11.17	20.80	85,693.75		2.52	372
September 30, 2023	9.54	.24	.36	.60	(.22)	(.42)	(.64)	9.50	6.31	72,630.78		2.43	456
September 30, 2022	11.89	.19	(2.01)	(1.82)	(.18)	(.35)	(.53)	9.54	(15.98)	132,583.73		1.75	361
September 30, 2021	11.27	.17	.88	1.05	(.19)	(.24)	(.43)	11.89	9.45	219,011.72		1.46	380
September 30, 2020	10.80	.19	.55	.74	(.24)	(.03)	(.27)	11.27	7.02	236,396.73		1.73	395
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Conservative Fund
51

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton.
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton’
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Conservative Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek total return consistent with preservation of capital. Total return is composed of capital appreciation and income. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, the fund’s investment manager adjusts portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The fund invests mainly in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund also invests, to a lesser extent, in equity securities (growth or value stocks or both) of U.S. and foreign companies of any size. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund’s investment manager may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and interest rate and total return swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

52
Dynamic Asset Allocation Conservative Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Franklin Advisers. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses

Dynamic Asset Allocation Conservative Fund
53

on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio .

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,001,071 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries, for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between

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parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,520,017 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $106,981 on open derivative contracts subject to the Master Agreements . There was no collateral pledged by the fund at period end for these agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

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Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund ’ s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund , if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $586,178,482, resulting in gross unrealized appreciation and depreciation of $63,866,589 and $21,423,652, respectively, or net unrealized appreciation of $42,442,937.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.251% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PAC, Franklin Advisers (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

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Dynamic Asset Allocation Conservative Fund

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$221,505
Class C	23,365
Class P	938
Class R	2,666
Class R5	2
Class R6	16,263
Class Y	56,870
Total	$321,609

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $5,925 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $387, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$447,812
Class C	1.00%	1.00%	$189,936
Class R	1.00%	0.50%	$10,744
Total			$648,492

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $18,966 from the sale of class A shares and received $1,285 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors acting as underwriter, received $67 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$830,386,144	$837,260,910
U.S. government securities (Long-term)	—	—
Total	$830,386,144	$837,260,910

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	1,602,045	$17,396,048	3,713,492	$38,345,400
Shares issued in connection with reinvestment of distributions	1,298,415	13,859,768	802,560	8,282,302
	2,900,460	31,255,816	4,516,052	46,627,702
Shares repurchased	(2,956,285)	(32,080,605)	(5,719,194)	(58,818,621)
Net decrease	(55,825)	$(824,789)	(1,203,142)	$(12,190,919)
	YEAR ENDED 9/30/24 *
Class B	Shares	Amount
Shares sold	1,069	$10,816
Shares issued in connection with reinvestment of distributions	1,654	16,566
	2,723	27,382
Shares repurchased	(214,700)	(2,205,417)
Net decrease	(211,977)	$(2,178,035)

Dynamic Asset Allocation Conservative Fund
57

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	221,791	$2,368,379	362,802	$3,710,400
Shares issued in connection with reinvestment of distributions	132,115	1,385,089	78,680	795,760
	353,906	3,753,468	441,482	4,506,160
Shares repurchased	(811,209)	(8,638,470)	(2,120,088)	(21,389,473)
Net decrease	(457,303)	$(4,885,002)	(1,678,606)	$(16,883,313)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class P	Shares	Amount	Shares	Amount
Shares sold	773,032	$8,408,258	1,017,709	$10,788,402
Shares issued in connection with reinvestment of distributions	73,277	785,999	28,897	301,118
	846,309	9,194,257	1,046,606	11,089,520
Shares repurchased	(366,051)	(3,976,605)	(467,356)	(4,868,333)
Net increase	480,258	$5,217,652	579,250	$6,221,187
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	42,254	$475,712	74,655	$792,471
Shares issued in connection with reinvestment of distributions	14,368	159,299	8,088	86,438
	56,622	635,011	82,743	878,909
Shares repurchased	(22,215)	(250,983)	(143,843)	(1,550,699)
Net increase (decrease)	34,407	$384,028	(61,100)	$(671,790)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	11	$119	814	$8,552
Shares issued in connection with reinvestment of distributions	14	156	31	321
	25	275	845	8,873
Shares repurchased	(164)	(1,821)	(1,979)	(20,752)
Net decrease	(139)	$(1,546)	(1,134)	$(11,879)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	507,738	$5,527,679	925,107	$9,691,550
Shares issued in connection with reinvestment of distributions	251,605	2,701,827	172,350	1,786,116
	759,343	8,229,506	1,097,457	11,477,666
Shares repurchased	(925,704)	(10,054,709)	(1,657,699)	(16,990,849)
Net decrease	(166,361)	$(1,825,203)	(560,242)	$(5,513,183)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,853,392	$30,984,546	2,996,724	$31,375,288
Shares issued in connection with reinvestment of distributions	329,595	3,541,145	184,062	1,911,953
	3,182,987	34,525,691	3,180,786	33,287,241
Shares repurchased	(1,844,230)	(20,061,081)	(3,159,527)	(31,912,577)
Net increase	1,338,757	$14,464,610	21,259	$1,374,664

* Effective September 5, 2024, the fund terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
Putnam Short Term Investment Fund Class P*	$28,891,524	$88,905,044	$89,216,071	$636,547	$28,580,497
Total Short-term investments	$28,891,524	$88,905,044	$89,216,071	$636,547	$28,580,497
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

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Dynamic Asset Allocation Conservative Fund

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$12,000
Written equity option contracts (contract amount)	$12,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$18,700,000
Centrally cleared interest rate swap contracts (notional)	$127,500,000
OTC total return swap contracts (notional)	$43,400,000
OTC credit default contracts (notional)	$730,000
Centrally cleared credit default contracts (notional)	$52,800,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,206,082 *	Payables	$—
Foreign exchange contracts	Receivables	46,576	Payables	56,554
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	1,972,048 *	Payables, Net assets — Unrealized depreciation	473,717 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	1,630,635 *	Payables, Net assets — Unrealized depreciation	265,587 *
Total		$4,855,341		$795,858
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$231,485	$231,485
Foreign exchange contracts	—	—	(99,072)	—	$(99,072)
Equity contracts	(574,802)	918,426	—	388,770	$732,394
Interest rate contracts	—	(6,250,380)	—	(718,737)	$(6,969,117)
Total	$(574,802)	$(5,331,954)	$(99,072)	$(98,482)	$(6,104,310)

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59

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(143,506)	$(143,506)
Foreign exchange contracts	—	—	(31,705)	—	$(31,705)
Equity contracts	524,047	4,663,551	—	(63,894)	$5,123,704
Interest rate contracts	—	1,408,281	—	167,184	$1,575,465
Total	$524,047	$6,071,832	$(31,705)	$(40,216)	$6,523,958

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Goldman Sachs International	HSBC Bank PLC	HSBC Bank USA, National Association
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$38,310	$—	$—	$—	$—
OTC Total return swap contracts *#	—	272,629	—	—	85,728	—	—
Centrally cleared credit default contracts §	—	—	243,052	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—
Forward currency contracts #	1,472	4,978	—	—	387	1,331	179
Purchased options **#	—	—	—	—	—	—	—
Total Assets	$1,472	$277,607	$281,362	$—	$86,115	$1,331	$179
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—
OTC Total return swap contracts *#	—	352,754	—	—	86,901	—	—
Centrally cleared credit default contracts §	—	—	242,685	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—
Forward currency contracts #	3,788	4,170	—	1,167	—	4,212	140
Written options #	—	—	—	—	—	—	—
Total Liabilities	$3,788	$356,924	$242,685	$1,167	$86,901	$4,212	$140
Total Financial and Derivative Net Assets	$(2,316)	$(79,317)	$38,677	$(1,167)	$(786)	$(2,881)	$39
Total collateral received (pledged) †##	$—	$—	$—	$—	$20,000	$—	$—
Net amount	$(2,316)	$(79,317)	$38,677	$(1,167)	$(20,786)	$(2,881)	$39
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$20,000	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—

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Dynamic Asset Allocation Conservative Fund

	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Morgan Stanley & Co. LLC	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$—	$38,310
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	358,357
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	243,052
Futures contracts §	—	427,288	—	—	—	—	—	—	427,288
Forward currency contracts #	1,166	—	—	8,221	16,385	1,267	11,190	—	46,576
Purchased options **#	1,641	—	—	—	—	—	—	—	1,641
Total Assets	$2,807	$427,288	$—	$8,221	$16,385	$1,267	$11,190	$—	$1,115,224
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	—	439,655
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	—	242,685
Futures contracts §	—	527,514	—	—	—	—	—	—	527,514
Forward currency contracts #	14,622	—	—	8,402	1,894	1,501	9,453	7,205	56,554
Written options #	1,079	—	—	—	—	—	—	—	1,079
Total Liabilities	$15,701	$527,514	$—	$8,402	$1,894	$1,501	$9,453	$7,205	$1,267,487
Total Financial and Derivative Net Assets	$(12,894)	$(100,226)	$—	$(181)	$14,491	$(234)	$1,737	$(7,205)	$(152,263)
Total collateral received (pledged) †##	$—	$—	$—	$10,000	$—	$—	$—	$—
Net amount	$(12,894)	$(100,226)	$—	$(10,181)	$14,491	$(234)	$1,737	$(7,205)
Controlled collateral received (including TBA commitments)**	$—	$9,000	$—	$10,000	$—	$—	$—	$—	$39,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$(11,989)	$—	$—	$—	$—	$—	$(11,989)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $8,233,583 and $2,521,088, respectively.

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Note 11: New accounting pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures . The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

Dynamic Asset Allocation Conservative Fund
61

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

62
Dynamic Asset Allocation Conservative Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on January 24, 2025, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the Management Contract between Franklin Advisers, Inc. (“Franklin Advisers”) and your fund’s wholly-owned subsidiary (the “Subsidiary”) and Sub-Advisory Agreements between Franklin Advisers and each of Putnam Investment Management, LLC (“Putnam Management”), Franklin Templeton Investment Management Limited (“FTIML”), and The Putnam Advisory Company, LLC (“PAC”) with respect to the Subsidiary (collectively, the “Subsidiary Agreements”). Franklin Advisers, FTIML and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the Subsidiary Agreements. At its January 2025 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. In connection with the foregoing, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the Subsidiary Agreements

In connection with the Trustees’ approval of the Subsidiary Agreements, the Trustees considered the investment management services that each of Franklin Advisers, Putnam Management, FTIML and PAC would provide to the Subsidiary and the fee waivers that would be in place with respect to assets invested in the Subsidiary. In addition, the Trustees took into account their considerations in June 2024 with respect to their approval of the Fund’s Management Contract with Franklin Advisers and their considerations in September 2024 with respect to their approval of the Sub-Advisory Agreement between Franklin Advisers and FTIML and the Sub-Advisory Contract between Franklin Advisers and PAC, each with respect to the Fund.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Subsidiary Agreements represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the Subsidiary Agreements for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Dynamic Asset Allocation Conservative Fund
63

© 2025 Franklin Templeton. All rights reserved.	38957-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025